    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 4, 2002
                                        SECURITIES ACT REGISTRATION NO. 333-____
                                       INVESTMENT COMPANY ACT FILE NO. 811-_____
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-2
                        (Check appropriate box or boxes)

           /X/ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         / / Pre-effective Amendment No.
                        / / Post-effective Amendment No.

                                     and/or

       /X/ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                / / Amendment No.

               AIG GLOBAL INVESTMENT GROUP MUNICIPAL INSURED FUND
                  Exact Name of Registrant Specified in Charter

                      175 Water Street, New York, NY 10038
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (212) 458-2000
               Registrant's Telephone Number, Including Area Code

                               Steven S. Drachman
                           AIG Global Investment Corp.
                           70 Pine Street, 28th Floor
                               New York, NY 10270
  Name and Address (Number, Street, City, State, Zip Code of Agent for Service)

                                   Copies to:
                                 Jane A. Kanter
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

It is proposed that this filing will become effective (check appropriate box)

/X/  when declared effective pursuant to section 8(c)

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                     Proposed Maximum       Proposed Maximum
Title of Securities             Amount               Offering Price         Aggregate              Amount of
Being Registered                Being Registered(1)  Per Unit               Offering Price(1)      Registration Fee(1)(2)
--------------------            -------------------  ----------------       -----------------      ----------------------
Common Shares of beneficial     100,000 shares       $ 15                  $ 1,500,000             $ 138
interest, $ 0.001 par value)

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2) Transmitted prior to filing.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              Subject to Completion
                    Preliminary Prospectus Dated [    ], 2003

PROSPECTUS                      [       ] SHARES                     [AIG  LOGO]

                           AIG GLOBAL INVESTMENT GROUP
                             MUNICIPAL INSURED FUND
                                  COMMON SHARES
                                  $15 PER SHARE

                             -----------------------

     INVESTMENT OBJECTIVE. AIG Global Investment Group Municipal Insured Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax and the alternative minimum tax applicable to individuals. The Fund cannot guarantee that it will achieve its investment objective.

     PORTFOLIO CONTENTS. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined herein) in municipal bonds that (1) pay interest that is exempt from regular federal income tax and the alternative minimum tax applicable to individuals and (2) are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. The Fund may invest significantly in municipal bonds that, in the opinion of the Fund's investment adviser, are underrated or undervalued. The Fund intends to invest primarily in long-term bonds and expects bonds in its portfolio to have an initial dollar weighted average maturity of 15 years or more. The Fund at all times may invest up to 20% of its Managed Assets in uninsured municipal bonds that are of investment grade quality or if unrated are judged to be of comparable quality by AIG Global Investment Corp. ("AIG Global Investment Group" or the "Adviser") at the time of investment. Investment grade quality bonds are bonds rated within the four highest grades (Baa or BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch")).

     NO PRIOR HISTORY. Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund intends to file an application to list its common shares on the New York Stock Exchange under the symbol "[ ]".

     LEVERAGE. Within approximately one to three months after completion of this offering of common shares, the Fund intends to leverage the common shares by offering Preferred Shares (as defined below) representing approximately 38% of the Fund's capital immediately after the issuance of the Preferred Shares, or, alternatively, through borrowings. There can be no assurance, however, that Preferred Shares or other borrowings representing such percentage of the Fund's capital will actually be issued. The use of Preferred Shares or other borrowings to leverage the common shares can create risks.

     INVESTING IN THE COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISKS" ON PAGE
[ ] OF THIS PROSPECTUS.

                             -----------------------

                                                                       PER SHARE        TOTAL
                                                                       ---------        -----
Public offering price.............................................          $ 15.00       $
Sales load........................................................          $             $

Estimated offering expenses(1)....................................          $             $
Proceeds, after expenses, to the Fund.............................          $             $

     (1) Aggregate offering expenses are expected to be $[ ]. AIG Global Investment Group has agreed to reimburse offering expenses in excess of $[ ] per common share.

     The underwriters may also purchase up to [ ] additional common shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments.

     The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about [    ], 2003.

                             -----------------------

                                 [underwriters]


                             -----------------------

                  The date of this Prospectus is [   ], 2003.

     You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares and you should retain it for future reference. A Statement of Additional Information, dated
[     ], 2003, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement
of Additional Information, the table of contents of which is on page [   ] of
this Prospectus, by calling [   ] or by writing to the Fund, or obtain a copy
(and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     Until [      ] (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver this Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
PROSPECTUS SUMMARY...............................................................................................5

SUMMARY OF FUND EXPENSES........................................................................................11

THE FUND........................................................................................................13

USE OF PROCEEDS.................................................................................................13

THE FUND'S INVESTMENTS..........................................................................................13

PREFERRED SHARES AND USE OF LEVERAGE............................................................................20

RISKS...........................................................................................................22

HOW THE FUND MANAGES RISK.......................................................................................26

MANAGEMENT OF THE FUND..........................................................................................27

NET ASSET VALUE.................................................................................................31

DISTRIBUTIONS...................................................................................................31

DIVIDEND REINVESTMENT PLAN......................................................................................32

DESCRIPTION OF SHARES...........................................................................................33

CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST....................................................35

CLOSED-END FUND STRUCTURE.......................................................................................37

REPURCHASE OF COMMON SHARES.....................................................................................37

TAX MATTERS.....................................................................................................37

UNDERWRITING....................................................................................................39

CUSTODIAN AND TRANSFER AGENT....................................................................................41

LEGAL OPINIONS..................................................................................................41

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION...................................................42

                              --------------------

     You should rely only on the information contained or incorporated by reference in this Prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on that information. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this Prospectus is accurate only as of the date of this Prospectus. Our business, financial condition and prospects may have changed since that date.

                               PROSPECTUS SUMMARY

     THIS IS ONLY A SUMMARY. THIS SUMMARY MAY NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN OUR COMMON SHARES. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE FUND................................  AIG Global Investment Group Municipal
                                          Insured Fund is a newly organized,
                                          diversified, closed-end management
                                          investment company. Throughout the
                                          Prospectus, we refer to AIG Global
                                          Investment Group Municipal Insured
                                          Fund simply as the "Fund" or as "we,"
                                          "us" or "our." SEE "The Fund."

THE OFFERING............................  The Fund is offering [    ] common
                                          shares of beneficial interest at $15
                                          per share ("Common Shares") through a
                                          group of underwriters (the
                                          "Underwriters") led by [ ].

                                          The Common Shares of beneficial
                                          interest are called "Common Shares" in
                                          the rest of this Prospectus. You must
                                          purchase at least 100 Common Shares
                                          ($1,500) in order to participate in
                                          this offering. The Fund has given the
                                          Underwriters an option to purchase up
                                          to [    ] additional Common Shares to
                                          cover orders in excess of [   ] Common
                                          Shares. AIG Global Investment Group
                                          has agreed to pay organizational
                                          expenses and offering costs (other
                                          than sales load) that exceed $[  ] per
                                          common share. SEE "Underwriting."

INVESTMENT OBJECTIVE....................  The Fund seeks to provide current income exempt from regular federal
                                          income tax and the alternative minimum
                                          tax applicable to individuals. There
                                          is no guarantee that that the Fund
                                          will achieve its investment objective.

INVESTMENT POLICIES.....................  During normal market conditions, the
                                          Fund will invest at least 80% of its
                                          Managed Assets in municipal bonds that
                                          (1) pay interest that is exempt from
                                          regular federal income tax and the
                                          alternative minimum tax applicable to
                                          individuals and (2) are insured as to
                                          the scheduled payment of principal and
                                          interest for as long as such bonds are
                                          held by the Fund, without regard to
                                          the maturities of such securities. The
                                          Fund may invest significantly in
                                          municipal bonds that, in the opinion
                                          of AIG Global Investment Group, are
                                          underrated or undervalued. Underrated
                                          municipal bonds are those whose
                                          ratings do not, in the Adviser's
                                          opinion, reflect their true
                                          creditworthiness. Undervalued
                                          municipal bonds are bonds that, in the
                                          Adviser's opinion, are worth more than
                                          the value assigned to them in the
                                          marketplace. The Fund at all times may
                                          invest up to 20% of its Managed Assets
                                          in uninsured municipal bonds that are
                                          of investment grade quality or if
                                          unrated are judged to be of comparable
                                          quality by the Adviser at the time of
                                          investment. Investment grade quality
                                          bonds are bonds rated within the four
                                          highest grades (Baa or BBB or better
                                          by Moody's, S&P or Fitch). The Fund
                                          intends to invest primarily in
                                          long-term bonds and expects bonds in
                                          its portfolio to have an initial
                                          dollar weighted average maturity of 15
                                          years or more. SEE "The Fund's
                                          Investments."

                                          The Fund may also purchase and sell
                                          various kinds of financial futures
                                          contracts and related options,
                                          including futures contracts and
                                          related options based on various debt
                                          securities and securities indices, to
                                          seek to hedge against changes in
                                          interest rates or for other risk
                                          management purposes.

INSURANCE...............................  Insured municipal bonds held by the
                                          Fund will be insured as to their
                                          scheduled payment of principal and
                                          interest under (i) an insurance policy
                                          obtained by the issuer or underwriter
                                          of the municipal bond at the time of
                                          its original issuance ("New Issue
                                          Insurance Policy"), (ii) an insurance
                                          policy obtained by the Fund or a third
                                          party subsequent to the municipal
                                          bond's original issuance ("Secondary
                                          Market Policy"), or (iii) a Mutual
                                          Fund Insurance Policy issued by an
                                          insurance provider ("Fund Policy").
                                          Municipal obligations may also be
                                          considered by the Fund to be insured
                                          provided that an escrow or trust
                                          account has been established
                                          containing sufficient securities
                                          issued or guaranteed by the U.S.
                                          Government, its agencies or
                                          instrumentalities, or municipal bonds
                                          refunded with securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities, to
                                          ensure payment of interest and
                                          principal on the obligations. No form
                                          of insurance will protect the market
                                          value of the insured bonds or the net
                                          asset value of the Fund.

SPECIAL TAX CONSIDERATIONS..............  The Fund intends to qualify to make distributions of exempt interest
                                          dividends. While exempt-interest
                                          dividends are excluded from gross
                                          income for federal income tax
                                          purposes, a portion of the dividends
                                          may be subject to the federal
                                          alternative minimum tax in certain
                                          circumstances. In addition, dividends
                                          paid on Common Shares and Preferred
                                          Shares (as defined below) may be
                                          subject to state and local taxes.
                                          Distributions of any capital gain or
                                          other taxable income will be taxable
                                          to shareholders. The Fund will
                                          allocate dividends paid as
                                          exempt-interest dividends, capital
                                          gain dividends and ordinary taxable
                                          dividends between the holders of
                                          Common Shares and Preferred Shares in
                                          proportion to the total dividends paid
                                          to each such class of shares. While
                                          the Fund intends to invest primarily
                                          in municipal bonds that pay interest
                                          that is exempt from the alternative
                                          minimum tax applicable to individuals,
                                          the Fund may not be a suitable
                                          investment for investors subject to
                                          the federal alternative minimum tax or
                                          who would become subject to such tax
                                          by investing in the Fund. SEE "Tax
                                          Matters."

PREFERRED SHARES AND USE OF
   LEVERAGE.............................  Approximately one to three months after completion of this offering of
                                          the Common Shares (subject to market
                                          conditions and the Fund's receipt of a
                                          AAA/Aaa credit rating from any
                                          nationally recognized statistical
                                          rating organization ("Rating Agency")
                                          (typically, Moody's, S&P or Fitch),
                                          the Fund intends to offer Preferred
                                          Shares of beneficial interest
                                          ("Preferred Shares") that will
                                          represent approximately 38% of the
                                          Fund's capital immediately after their
                                          issuance. For purposes of this
                                          Prospectus, the Fund's capital means
                                          the total assets of the Fund less all
                                          liabilities and indebtedness not
                                          representing the Preferred Shares or
                                          other senior securities. The issuance
                                          of Preferred Shares will leverage the
                                          Common Shares. The timing and terms of
                                          the leverage will be determined by the
                                          Fund's board of trustees in
                                          consultation with the Adviser. The
                                          Fund also may, but is not required to,
                                          incur leverage through borrowings.
                                          Leverage involves special risks. The
                                          Fund's leveraging strategy may not be
                                          successful. SEE "Risks--Leverage
                                          Risk." The money the Fund obtains by
                                          selling the Preferred Shares will be
                                          invested in long-term municipal bonds
                                          that generally will pay fixed rates of
                                          interest over the life of the bonds.

                                          The Preferred Shares will pay
                                          adjustable rate dividends based on
                                          shorter-term interest rates. The
                                          adjustment period could be as short as
                                          a day or as long as a year or more.
                                          Borrowings may be at a fixed or
                                          floating rate. If the rate of return,
                                          after the payment of applicable
                                          expenses of the Fund, on the long-term
                                          bonds purchased by the Fund is greater
                                          than the
                                          dividends paid by the Fund on the
                                          Preferred Shares or any borrowings,
                                          the Fund will be able to generate more
                                          income (by investing the proceeds of
                                          the Preferred Shares or any
                                          borrowings) than it will need to pay
                                          dividends on the Preferred Shares or
                                          the interest on any borrowings. If so,
                                          the excess income generated may be
                                          used to pay higher dividends to
                                          holders of Common Shares. However, the
                                          Fund cannot guarantee that the
                                          issuance of Preferred Shares or the
                                          use of borrowings will result in a
                                          higher yield on the Common Shares.
                                          Once Preferred Shares are issued or
                                          any borrowings are undertaken, the net
                                          asset value and market price of the
                                          Common Shares and the yield to holders
                                          of Common Shares will be more
                                          volatile. SEE "Preferred Shares and
                                          Use of Leverage" and "Description of
                                          Shares-- Preferred Shares."

                                          The Fund's obligations to holders of
                                          any outstanding Preferred Shares will
                                          be senior to its obligations to pay
                                          dividends on Common Shares, or to pay
                                          holders of Common Shares in the event
                                          of liquidation. SEE "Description of
                                          Shares - Preferred Shares."

INVESTMENT ADVISER......................  AIG Global Investment Group will be the Fund's investment adviser. AIG
                                          Global Investment Group will receive
                                          an annual fee, payable monthly, in an
                                          amount equal to [ ]% of the average
                                          weekly value of the Fund's Managed
                                          Assets. "Managed Assets" means the
                                          total assets of the Fund (including
                                          any assets attributable to any
                                          Preferred Shares issued by the Fund
                                          (or other leverage) that may be
                                          outstanding) minus the sum of accrued
                                          liabilities (other than debt
                                          representing financial leverage). The
                                          liquidation preference of the
                                          Preferred Shares is not a liability.
                                          AIG Global Investment Group has
                                          voluntarily agreed to waive receipt of
                                          a portion of its management fee or to
                                          assume other expenses of the Fund in
                                          the amount of [    ]% of the average
                                          weekly values of the Fund's Managed
                                          Assets for the first five years of the
                                          Fund's operations (through [   ]), and
                                          in a declining amount for an
                                          additional five years (through
                                          [    ]). SEE "Management of the
                                          Fund."

DISTRIBUTIONS...........................  The Fund intends to distribute monthly all or a portion of its net investment
                                          income to holders of Common Shares. We
                                          expect to declare the initial monthly
                                          dividend on the Fund's Common Shares
                                          approximately 45 days after completion
                                          of this offering and to pay that
                                          initial monthly dividend approximately
                                          60 to 90 days after completion of this
                                          offering. Unless an election is made
                                          to receive dividends in cash,
                                          shareholders will automatically have
                                          all dividends and distributions
                                          reinvested in Common Shares through
                                          the receipt of additional unissued but
                                          authorized Common Shares from the Fund
                                          or by purchasing Common Shares in the
                                          open market through the Fund's
                                          Dividend Reinvestment Plan. SEE
                                          "Dividend Reinvestment Plan." The Fund
                                          will distribute to holders of its
                                          Common Shares monthly dividends of all
                                          or a portion of its tax-exempt
                                          interest income after payment of
                                          dividends on any Preferred Shares of
                                          the Fund that may be outstanding. If
                                          the Fund realizes a capital gain or
                                          other taxable income, it will be
                                          required to allocate such income
                                          between the Common Shares and the
                                          Preferred Shares in proportion to the
                                          total dividends paid to each class for
                                          the year in which or with respect to
                                          which the income is paid. SEE
                                          "Distributions" and "Preferred Shares
                                          and Use of Leverage."

LISTING.................................  The Fund intends to file an application to list its Common Shares
                                          on the New York Stock Exchange under
                                          the symbol "[ ]". SEE "Description of
                                          Shares--Common Shares."

ADMINISTRATOR, CUSTODIAN AND TRANSFER     [  ] will serve as the Fund's
     AGENT..............................  Administrator, [  ] will serve as the
                                          Fund's Custodian, and [ ] will serve
                                          as the Fund's Transfer Agent. See
                                          "Custodian and Transfer Agent."

MARKET PRICE OF SHARES..................  Common shares of closed-end investment companies frequently trade at prices
                                          lower than their net asset value.
                                          Common shares of closed-end investment
                                          companies like the Fund that invest
                                          primarily in investment grade
                                          municipal bonds have, during some
                                          periods, traded at prices higher than
                                          their net asset value and, during
                                          other periods, have traded at prices
                                          lower than their net asset value. The
                                          Fund cannot guarantee that its Common
                                          Shares will trade at a price higher
                                          than or equal to net asset value. The
                                          Fund's net asset value will be reduced
                                          immediately following this offering by
                                          the sales load and the amount of the
                                          organization and offering expenses
                                          paid by the Fund. SEE "Use of
                                          Proceeds." In addition to net asset
                                          value, the market price of the Fund's
                                          Common Shares may be affected by such
                                          factors as dividend levels (which are,
                                          in turn, affected by expenses), call
                                          protection for portfolio securities,
                                          dividend stability, portfolio credit
                                          quality, liquidity, and market supply
                                          and demand. SEE "Preferred Shares and
                                          Use of Leverage," "Risks,"
                                          "Description of Shares" and the
                                          section of the Statement of Additional
                                          Information with the heading
                                          "Repurchase of Common Shares." The
                                          Common Shares are designed primarily
                                          for long-term investors, and you
                                          should not purchase Common Shares of
                                          the Fund if you intend to sell them
                                          shortly after purchase.

SPECIAL RISK CONSIDERATIONS.............  NO OPERATING HISTORY. The Fund is a
                                          newly organized, closed-end management
                                          investment company with no operating
                                          history.

                                          MARKET DISCOUNT RISK. Shares of
                                          closed-end management investment
                                          companies frequently trade at a
                                          discount from their net asset value.

                                          INTEREST RATE RISK. Generally, when
                                          market interest rates fall, bond
                                          prices rise, and VICE VERSA. Interest
                                          rate risk is the risk that the
                                          municipal bonds in the Fund's
                                          portfolio will decline in value
                                          because of increases in market
                                          interest rates. The prices of
                                          longer-term bonds fluctuate more than
                                          prices of shorter-term bonds as
                                          interest rates change. Because the
                                          Fund will invest primarily in
                                          long-term bonds, the net asset value
                                          and market price per share of the
                                          Common Shares will fluctuate more in
                                          response to changes in interest rates
                                          than if the Fund invested primarily in
                                          shorter-term bonds. The Fund's use of
                                          leverage, as described below, will
                                          tend to increase the Common Share's
                                          interest rate risk.

                                          CREDIT RISK. Credit risk is the risk
                                          that one or more municipal bonds in
                                          the Fund's portfolio will decline in
                                          price, or fail to pay interest or
                                          principal when due, because the issuer
                                          of the bond experiences a decline in
                                          its financial status. The Fund seeks
                                          to mitigate this risk by investing at
                                          least 80% of its Managed Assets in
                                          municipal bonds that are insured.

                                          MUNICIPAL BOND INSURANCE RISK. In the
                                          event Moody's, S&P or Fitch (or all of
                                          them) should downgrade its assessment
                                          of the claims-paying ability of a
                                          particular insurer, it (or they) could
                                          also be expected to downgrade the
                                          ratings assigned to municipal bonds
                                          insured by such insurer, and municipal
                                          bonds insured under New Issue
                                          Insurance Policies, Secondary Market
                                          Policies, or a Fund Policy issued by
                                          such insurer also would be of reduced
                                          quality in the Fund's portfolio. Any
                                          such downgrade could have an adverse
                                          impact on the net asset value and
                                          market price of the Common

                                          Shares.

                                          In addition, to the extent the Fund
                                          employs a Fund Policy, the Fund may be
                                          subject to certain restrictions on
                                          investments imposed by guidelines of
                                          the insurance companies issuing such
                                          Fund Policy. The Fund does not expect
                                          these guidelines to prevent AIG Global
                                          Investment Group from managing the
                                          Fund's portfolio in accordance with
                                          the Fund's investment objective and
                                          policies.

                                          LEVERAGE RISK. The use of leverage
                                          through the issuance of Preferred
                                          Shares or through borrowings creates
                                          an opportunity for increased net
                                          investment income dividends for the
                                          Common Shares, but also creates risks
                                          for the holders of Common Shares. The
                                          Fund's leveraging strategy may not be
                                          successful. We anticipate that
                                          Preferred Shares will pay adjustable
                                          rate dividends based on shorter-term
                                          interest rates that would be
                                          periodically reset. Borrowings may be
                                          at a fixed or floating rate. The Fund
                                          intends to invest the proceeds of the
                                          Preferred Shares offering or any
                                          borrowing in long-term, typically
                                          fixed rate, municipal bonds. So long
                                          as the Fund's municipal bond portfolio
                                          provides a higher rate of return, net
                                          of Fund expenses, than the Preferred
                                          Share dividend rate or the interest
                                          rate on any borrowings, as reset
                                          periodically, the leverage may cause
                                          the holders of Common Shares to
                                          receive a higher current rate of
                                          return than if the Fund were not
                                          leveraged. If, however, short-term
                                          rates rise, the Preferred Share
                                          dividend rate or the interest rate on
                                          any borrowing could exceed the rate of
                                          return on long-term bonds held by the
                                          Fund that were acquired during periods
                                          of generally lower interest rates,
                                          thereby reducing the return to the
                                          holders of Common Shares. Leverage
                                          creates two major types of risks for
                                          the holders of Common Shares:

                                          -  the likelihood of greater
                                             volatility of net asset value and
                                             market price of the Common Shares
                                             because of changes in the value of
                                             the Fund's portfolio holdings,
                                             including bonds bought with the
                                             proceeds of the Preferred Shares
                                             offering or any borrowings, are
                                             borne entirely by the holders of
                                             Common Shares; and

                                          -  the possibility either that the net
                                             investment income for the Common
                                             Shares will fall if the Preferred
                                             Share's dividend rate or the
                                             interest rate on any borrowings
                                             rises or that the Common Share's
                                             net investment income will
                                             fluctuate because the Preferred
                                             Share's dividend rate or the
                                             interest rate on any borrowings
                                             varies.

                                          [The Fund currently intends to seek a
                                          Aaa/AAA grade rating on any Preferred
                                          Shares from a Rating Agency. The Fund
                                          may be subject to investment
                                          guidelines of the Rating Agency as a
                                          result. These guidelines may impose
                                          asset coverage or portfolio
                                          composition requirements that are more
                                          stringent than those imposed on the
                                          Fund by the Investment Company Act of
                                          1940 or the Fund's own investment
                                          restrictions. It is not anticipated
                                          that these guidelines will impede AIG
                                          Global Investment Group in managing
                                          the Fund's portfolio in accordance
                                          with its investment objective and
                                          policies. SEE "Description of Shares -
                                          Preferred Shares."]

                                          ECONOMIC AND GEOGRAPHIC SECTOR RISK.
                                          The Fund may invest 25% or more of its
                                          total assets in municipal obligations
                                          of issuers in the same state (or U.S.
                                          territory) or in municipal obligations
                                          in the same economic sector, such as
                                          hospitals or life care facilities and
                                          transportation related issuers. This
                                          may make the Fund more susceptible to
                                          adverse economic,
                                          political or regulatory occurrences
                                          affecting a particular economic
                                          sector.

                                          MUNICIPAL BOND MARKET RISK. The amount
                                          of public information available about
                                          the municipal bonds in the Fund's
                                          portfolio is generally less than that
                                          for corporate equities or bonds and
                                          the investment performance of the Fund
                                          may therefore be more dependent on the
                                          analytical abilities of AIG Global
                                          Investment Group than would be a stock
                                          fund or taxable bond fund. The
                                          secondary market for municipal bonds
                                          also tends to be less well-developed
                                          and liquid than many other securities
                                          markets, which may adversely affect
                                          the Fund's ability to sell its bonds
                                          at attractive prices. The ability of
                                          municipal issuers to make timely
                                          payments of interest and principal may
                                          be diminished in general economic
                                          downturns and as governmental cost
                                          burdens are reallocated among federal,
                                          state and local governments. In
                                          addition, laws enacted in the future
                                          by Congress or state legislatures or
                                          referenda could extend the time for
                                          payment of principal and/or interest,
                                          or impose other constraints on
                                          enforcement of such obligations, or on
                                          the ability of municipalities to levy
                                          taxes. Issuers of municipal bonds
                                          might seek protection under the
                                          bankruptcy laws. In the event of
                                          bankruptcy of such an issuer, the Fund
                                          could experience delays in collecting
                                          principal and interest and the Fund
                                          may not, in all circumstances, be able
                                          to collect all principal and interest
                                          to which it is entitled. To enforce
                                          its rights in the event of a default
                                          in the payment of interest or
                                          repayment of principal, or both, the
                                          Fund may take possession of and manage
                                          the assets securing the issuer's
                                          obligations with respect to such
                                          securities, which may increase the
                                          Fund's operating expenses. Any income
                                          derived from the Fund's ownership or
                                          operation of such assets may not be
                                          tax-exempt and may also impact the
                                          ability of the Fund to qualify for
                                          favorable tax treatment. See "Tax
                                          Matters.".

                                          ANTI-TAKEOVER PROVISIONS. The Fund's
                                          Agreement and Declaration of Trust
                                          includes provisions that could limit
                                          the ability of other entities or
                                          persons to acquire control of the Fund
                                          or convert the Fund to open-end
                                          status. These provisions could deprive
                                          the holders of Common Shares of
                                          opportunities to sell their Common
                                          Shares at a premium over the
                                          then-current market price of the
                                          Common Shares or at net asset value.
                                          In addition, if the Fund issues
                                          Preferred Shares, the holders of the
                                          Preferred Shares will have voting
                                          rights that could deprive holders of
                                          Common Shares of such opportunities.

                            SUMMARY OF FUND EXPENSES

     The following table assumes the issuance of Preferred Shares in an amount equal to 38% of the Fund's capital (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares.

SHAREHOLDER TRANSACTION EXPENSES

    Sales Load Paid by You (as a percentage of offering price).......................               [   ]%
    Expenses Borne by the Fund.......................................................               [   ]%(1)(2)
    Dividend Reinvestment Plan Fees..................................................               [   ][(3)]

                                                                                            PERCENTAGE OF NET ASSETS
                                                                                             ATTRIBUTABLE TO COMMON
                                                                                                 SHARES (ASSUMES
                                                                                             PREFERRED SHARES ARE
                                                                                                   ISSUED)(4)
                                                                                             ---------------------
ANNUAL EXPENSES
    Management Fees..................................................................               [   ]%
    Other Expenses...................................................................               [   ]%
    Total Annual Expenses............................................................               [   ]%
    Fee and Expense Waiver...........................................................               [   ]%(5)
    Net Annual Expenses..............................................................               [   ]%(5)

(1) AIG Global Investment Group has agreed to pay organizational expenses and offering costs of the Fund (other than the sales load) that exceed $[ ] per Common Share ([ ]% of the offering price.]

(2) If the Fund offers Preferred Shares, the costs of that offering, estimated to be slightly more than [1]% of the total amount of the Preferred Share offering, will be borne immediately by holders of Common Shares and will result in the reduction of the net asset value attributable to the Common Shares. Assuming the issuance of Preferred Shares in an amount equal to [ ]% of the Fund's total capital (after issuance), those offering costs are estimated to be no more than approximately $[ ] or $[ ] per Common Share ([ ]% of the offering price).

[(3)   You will be charged a $[  ] service charge and pay brokerage charges if you direct the Plan Agent (as defined below) to sell your Common Shares held under the Fund's Dividend Reinvestment Plan.]

(4) The table presented in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares. This table assumes the Fund is the same size as in the table above, but unlike the table above, assumes that no Preferred Shares are issued or outstanding. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:

                                                                                            PERCENTAGE OF NET ASSETS
                                                                                             ATTRIBUTABLE TO COMMON
                                                                                               SHARES (ASSUMES NO
                                                                                              PREFERRED SHARES ARE
                                                                                             ISSUED OR OUTSTANDING)
                                                                                             ----------------------
         ANNUAL EXPENSES
             Management Fees.........................................................               [  ]%
             Other Expenses..........................................................               [  ]%
             Total Annual Expenses...................................................               [  ]%[5]
             [Fee and Expense Waiver                                                                [  ]%(5)]
             [Net Annual Expenses....................................................               [  ]%(5)]

(5) AIG Global Investment Group has voluntarily agreed to waive receipt of a portion of the management fee or to assume other expenses of the Fund in the amount of [ ]% of average weekly net assets attributable to the Common Shares ([ ]% of average weekly Managed Assets) for the first [ ] years of the Fund's operations and to waive certain fees or assume other expenses of the Fund in the amount of [ ]% ([ ]%) in year [ ], [ ]%

([  ]%) in year [  ], [  ] ([  ]%) in year [  ], [  ]% ([  ]%) in year [  ] and
[ ] ([ ])% in year [ ]. Without the waiver, "Total Annual Expenses" would be estimated to be [ ]% of average weekly net assets attributable to the Common Shares and [ ]% of average weekly Managed Assets.

     The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Net Annual Expenses" are based on estimated amounts for the Fund's first full year of operations and assume that the Fund issues [ ] Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase on a per share basis and would adversely affect the expense ratio for the Fund's Common Shares. SEE "Management of the Fund" and "Dividend Reinvestment Plan."

     The following example illustrates the expenses (including the sales load of $[ ], estimated offering expenses of this offering of $[ ] and the estimated Preferred Share offering costs assuming Preferred Shares are issued representing [ ]% of the Fund's total capital (after issuance) of $[ ]) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of [ ]% of net assets attributable to Common Shares in years 1 through 5, and
(2) a 5% annual return(1):

                                                                  1 YEAR        3 YEARS     5 YEARS     10 YEARS(2)
                                                                  ------        -------     -------     -----------
Total Expenses Incurred.....................................       $ [ ]          $ [ ]       $ [ ]           $ [ ]

-----------
(1) THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, [that fees and expenses increase as described in note 2 below] and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

[(2)    Assumes the waiver of certain fees and assumption of other Fund expenses by AIG Global Investment Group of [ ]% of average weekly net assets attributable to Common Shares in year [ ] ([ ]% of average weekly Managed Assets) for the first [xx] years of the Fund's operations and that AIG Global Investment Group will waive certain fees or assume other expenses of the Fund in the amount of [ ]% ([ ]%) in year [ ], [ ]% ([ ]%) in year [ ], [ ]%
([ ]%) in year [ ] and [ ]% ([ ])% in year [ ]. It also assumes that leverage remains [ ]% of the Fund's capital throughout the periods reflected. AIG Global Investment Group has not agreed to waive any portion of its fees and or to assume other Fund expenses beyond [ ]. See "Management of the Fund -- Investment Advisory and Management Agreement."]

                                    THE FUND

     The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was organized as a Delaware business trust on [ ], 2002, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 175 Water Street, New York, New York 10038 and its telephone number is (212) 458-2000.

                                 USE OF PROCEEDS

     The net proceeds of the offering of Common Shares will be approximately
$[ ] ($[ ] if the Underwriters exercise the over-allotment option in full) after payment by the Fund of the estimated organization and offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as described below. We currently anticipate that the Fund will be able to invest primarily in tax exempt municipal bonds that meet the Fund's investment objective and policies within approximately three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt or taxable investment grade securities.

                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks to provide current income exempt from regular federal income tax and the alternative minimum tax applicable to individuals. There is no guarantee that the Fund will achieve its investment objective.

     Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined herein) in municipal bonds that (1) pay interest that is exempt from regular federal income tax and the alternative minimum tax applicable to individuals and (2) are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. The Fund will seek to have bonds that it purchases primarily insured by insurers that have claims-paying ability rated, at the time of such purchase, "Aaa" by Moody's or "AAA" by S&P or Fitch. The Fund reserves the right to have bonds that it purchases insured by insurers that have claims-paying ability rated "Aa" by Moody's or "AA" by S&P or Fitch. The Fund may also consider municipal obligations to be insured if an escrow or trust account has been established as described below under " -- Insurance Feature." No form of insurance will protect the market value of such bonds or the net asset value of the Fund. The value of an insured municipal bond will be affected by the credit rating of its issuer.

     The Fund at all times may invest up to 20% of its Managed Assets in uninsured municipal bonds that at the time of investment are of investment grade quality (described below) or if unrated are judged to be of comparable quality by AIG Global Investment Group. Investment grade quality means that such bonds are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch). Municipal bonds rated Baa by Moody's are investment grade, but Moody's considers municipal bonds rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for issuers of municipal bonds that are rated Baa or BBB (or unrated securities of comparable quality) to make principal and interest payments than is the case for issues of higher grade municipal bonds. These credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security if a Rating Agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell a security that a Rating Agency has downgraded, AIG Global Investment Group may consider such factors as its assessment of the credit quality of the issuer of the security, the price at which the security could be sold and the rating, if any, assigned to the security by other Rating Agencies. Appendix A to the Statement of Additional Information contains a general description of Moody's, S&P's and Fitch's ratings of municipal bonds.

     The Fund may also invest in securities of other open-end or closed-end investment companies that invest primarily in municipal bonds of the types in which the Fund may invest directly and in tax-exempt preferred shares issued by other investment companies that pay dividends exempt from regular federal income tax. SEE "--Other Investment Companies," "--Tax-Exempt Preferred Securities" and "--Initial Portfolio Composition."

     The Fund may invest significantly in municipal bonds that, in AIG Global Investment Group's opinion, are underrated or undervalued. Underrated municipal bonds are those whose ratings do not, in AIG Global Investment Group's opinion, reflect their true creditworthiness. Undervalued municipal bonds are bonds that, in the opinion of AIG Global Investment Group, are worth more than the value assigned to them in the marketplace. AIG Global Investment Group may, at times, believe that bonds associated with a particular municipal economic sector (for example, but not limited to, electrical utilities), or issued by a particular municipal issuer, are undervalued. AIG Global Investment Group may purchase those bonds for the Fund's portfolio because they represent an economic sector or issuer that AIG Global Investment Group considers undervalued, even if the value of those particular bonds appears to be consistent with the value of similar bonds. Municipal bonds of particular types (for example, but not limited to, hospital bonds, industrial revenue bonds or bonds issued by a particular municipal issuer) may be undervalued because there is a temporary excess of supply in that economic sector, or because of a general decline in the market price of municipal bonds of the economic sector for reasons that do not apply to the particular municipal bonds that are considered undervalued. The Fund's investment in underrated or undervalued municipal bonds will be based on AIG Global Investment Group's belief that their yield is higher than that available on bonds bearing equivalent levels of interest rate risk, credit risk and other forms of risk, and that their prices will ultimately rise, relative to the market, to reflect their true value. Although any capital appreciation realized by the Fund will generally result in capital gains distributions subject to federal capital gains taxation, a portion of appreciation on bonds purchased at a discount from their principal amount may be taxed as taxable ordinary income.

     During temporary defensive periods, including the period during which the net proceeds of this offering are being initially invested, and in order to keep the Fund's cash fully invested, the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high-quality, short-term securities that may be either tax-exempt or taxable. If and to the extent the Fund assumes a temporary defensive position, the Fund may not pursue or achieve its investment objective. The Fund intends to invest in taxable short-term investments only in the unlikely event that suitable tax-exempt short-term investments are not available at reasonable prices and yields. If the Fund invests in taxable short-term investments, a portion of your dividends would be subject to federal income tax.

     The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the board of trustees of the Fund without shareholder approval. The Fund's 80% policy with respect to investing in insured municipal bonds that pay interest that is exempt from federal income tax and the alternative minimum tax applicable to individuals may only be changed by the Fund's board of trustees upon 60 days' prior notice to shareholders. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, once the Preferred Shares are issued, the Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class. A "majority of the outstanding" means (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (2) more than 50% of the shares, whichever is less. SEE "Description of Shares--Preferred Shares--Voting Rights" and the Statement of Additional Information under "Description of Shares--Preferred Shares" for additional information with respect to the voting rights of holders of Preferred Shares.

MUNICIPAL BONDS

     Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will only purchase municipal bonds representing lease obligations where AIG Global Investment Group believes the issuer has a strong incentive to continue making appropriations until maturity.

     At least 80% of the Fund's Managed Assets will be invested in municipal bonds that will pay interest that, in the opinion of bond counsel to the issuer, or on the basis of another authority believed by AIG Global Investment Group to be reliable, is exempt from regular federal income tax and the alternative minimum tax applicable to individuals. AIG Global Investment Group will not conduct its own analysis of the tax status of the interest paid by municipal bonds held by the Fund. The Fund may also invest in municipal bonds issued by United States Territories (such as Puerto Rico or Guam) that are exempt from regular federal income tax. In addition, the Fund may invest in other securities that pay interest that is, or make other distributions that are, exempt from regular federal income tax and/or state and local personal taxes, regardless of the technical structure of the issuer of the instrument. The Fund treats all of such tax-exempt securities as municipal bonds.

     The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

     The Fund will intends to invest primarily in long-term bonds and expects bonds in its portfolio to have an initial dollar weighted average maturity of 15 years or more. The initial weighted average maturity of obligations held by the Fund may be shortened, depending on market conditions.

     Some of the obligations in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

INSURANCE FEATURE

     The Fund under normal market conditions invests at least 80% of its Managed Assets in municipal obligations that, at the time of purchase, either (1 are insured under an insurance policy obtained by the issuer or underwriter of such municipal obligations at the time of original issuance thereof (i.e., a "New Issue Insurance Policy"); (2) are insured under an insurance policy purchased by the Fund or a third party subsequent to the time of original issuance of a municipal bond (i.e., a "Secondary Market Policy"); (3) are insured under a Mutual Fund Insurance Policy (i.e., a "Fund Policy") issued by an insurance provider; or (4) are not covered by a New Issue Insurance Policy, a Secondary Market Policy, or a Fund Policy, but are considered to be insured because an escrow or trust account has been established for such bonds that contains sufficient securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or municipal bonds refunded with securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in order to ensure the timely payment of principal and interest on such municipal obligations. If a municipal obligation is already covered by a New Issue Insurance Policy when acquired by the Fund, then coverage will not be duplicated by a Fund Policy; if a municipal obligation, other than that described in (4) above, is not covered by a New Issue Insurance Policy then it may be covered by a Fund Policy. The Fund may also purchase municipal notes that are insured. However, in general, municipal notes are not presently issued with New Issue Insurance Policies and the Fund does not presently expect that any significant portion of the municipal notes it purchases will be covered by insurance at the time of purchase. Securities other than municipal bonds and notes purchased by the Fund will not be covered by insurance. Although the insurance feature reduces certain financial risks, the premiums for a Fund Policy, which are paid from the Fund's assets, and the restrictions on investments imposed by the guidelines in a Fund Policy, will reduce the Fund's current yield.

     In order to be considered eligible insurance by the Fund, such insurance policies must guarantee the scheduled payment of all principal and interest on the municipal bonds as they become due for as long as the bonds covered by the insurance are held by the Fund in the case of a Fund Policy, and for as long as such bonds are outstanding in the case of a New Issue Insurance Policy or Secondary Market Policy. However, such insurance may provide that, in the event of non-payment of interest or principal when due with respect to an insured municipal bond, the insurer is not obligated to make such payment until a specified time period after it has been notified by the Fund that such non-payment has occurred. The Fund Policy described below provides that payments will be made on the later of the date the principal or interest becomes due for payment or the business day following the day on which an insurance provider has received notice of non-payment from the Fund. For these purposes, a payment of principal may be due only at final maturity of the municipal bond and not at the time any earlier sinking fund payment is due. The insurance does not guarantee the market value of the municipal bonds or the value of the Common Shares of the Fund and, except as described below, has no effect on the price or redemption value of the Fund's Common Shares.

     Municipal bonds covered by New Issue Insurance Policies or Secondary Market Policies are themselves typically assigned a rating of "Aaa" or "AAA," as the case may be, by virtue of the rating of the "Aaa" or "AAA" claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way of contrast, the ratings, if any, assigned to municipal bonds that will be insured under a Fund Policy will be based primarily upon the credit characteristics of the issuer, without regard to the insurance feature, and prior to the insurance under the Fund Policy generally will carry a rating that is below "Aaa" or "AAA." While in the portfolio of the Fund, however, a municipal bond backed by a Fund Policy will effectively be of the same credit quality as a municipal bond issued by an issuer of comparable credit characteristics that is backed by New Issue Insurance Policies or Secondary Market Policies, i.e., a rating of "Aaa" or "AAA."

     The Fund's policy of investing primarily in municipal bonds insured by insurers whose claims-paying ability is rated "Aaa" or "AAA" applies only at the time of purchase of a security, and the Fund will not be required to dispose of the securities in the event Moody's, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer or withdraws its assessment of the claims-paying ability of the particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's, S&P or Fitch (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it (or they) could also be expected to downgrade the ratings assigned to municipal bonds insured by such insurer, and municipal bonds insured under a New Issue Insurance Policy, Secondary Market Policy, or Fund Policy issued by such insurer also would be of reduced quality in the portfolio of the Fund. Moody's, S&P and Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade or withdraw their assessments subsequent to the time the Fund purchases securities. There is no limit on the percentage amount of the Fund's assets that may be invested in municipal bonds insured by any one insurer.

     The value of municipal bonds covered by a Fund Policy that are in default or in significant risk of default will be determined by separately establishing a value for the municipal bond and a value for the Fund Policy.

     NEW ISSUE INSURANCE POLICIES. The New Issue Insurance Policies, if any, will have been obtained by the issuer of the municipal bonds and all premiums with respect to such bonds for the lives of these bonds will have been paid in advance by such issuer. Under this insurance, the insurer unconditionally guarantees to the holder of the municipal bond the timely payment of principal and interest on such obligations when and as these payments become due but not paid by the issuer, except that in the event of the acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in the amounts and at the times as payment of principal would have been due had there not been any acceleration. The insurer is responsible for these payments less any amounts received by the holder from any trustee for the municipal bond issuer or from any other source. New Issue Insurance Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal bonds), the value of the Fund's shares, the market value of municipal bonds, or payments of any tender purchase price upon the tender of the municipal bonds. New Issue Insurance Policies also do not insure against nonpayment of principal or interest on municipal bonds resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for these bonds.

         New Issue Insurance Policies are generally non-cancelable and will continue in force so long as the municipal bonds are outstanding and the insurer remains in business. Since New Issue Insurance Policies remain in effect as long as the bonds are outstanding, the insurance may have an effect on the resale value of the municipal bonds. Therefore, New Issue Insurance Polices may be considered to represent an element of market value in regard to municipal bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

     SECONDARY MARKET POLICIES. The Fund may at any time purchase from an insurance provider a Secondary Market Policy on any municipal bond currently covered by the Fund Policy at the time such bond was purchased by the Fund. The coverage and obligation to pay monthly premiums under the Fund Policy would cease with the purchase by the Fund of a Secondary Market Policy.

     By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain similar insurance for the Fund against non-payment of scheduled principal and interest for the remaining term of the municipal bond, regardless of whether the Fund then owned the bond. Such insurance coverage will be non-cancelable and will continue in force so long as the municipal bonds so insured are outstanding and the insurer remains in business. The purpose of acquiring a Secondary Market Policy would be to enable the Fund to sell the municipal bond to a third party as an AAA/Aaa rated insured municipal bond at a market price higher than what otherwise might be obtainable if the security were sold without the insurance coverage. (Such a rating is not automatic, however, and must specifically be requested for each municipal bond.) Any difference between the excess of a municipal bond's market value as an AAA/Aaa rated municipal bond over its market value without such rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the bond.

     Since Secondary Market Policies remain in effect as long as the municipal bonds insured thereby are outstanding, such insurance may have an effect on the resale value of such bonds. Therefore, Secondary Market Policies may be considered to represent an element of market value with regard to municipal bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be estimated. Since the Fund has the right under the Fund Policy to purchase such Secondary Market Policy even if an eligible municipal bond is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell such bond, and not be obligated to hold it in its Fund in order to continue the Fund Policy in force.

     MUTUAL FUND INSURANCE POLICY. Fund Policies guarantee the payment of principal and interest on specified eligible municipal bonds purchased by the Fund and presently held by the Fund. Except as described below, Fund Policies generally provide the same type of coverage as is provided by New Issue Insurance Policies or Secondary Market Policies. Municipal bonds insured under a Fund Policy would generally not be insured under any other policy, except as described above. A municipal bond is eligible for coverage under a Fund Policy if it meets certain requirements of the insurer. Fund Policies are intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policies will reduce the yield to shareholders of the Fund.

     If a municipal obligation is already covered by New Issue Insurance Policies or Secondary Market Policies, then the security is not required to be additionally insured under any Fund Policy that the Fund may purchase.

     Fund Policies are effective only as to municipal bonds owned by and held by the Fund, and do not cover municipal bonds for which the contract for purchase of the bond fails. A "when-issued" municipal bond will be covered under a Fund Policy upon the settlement date of the issue of such "when-issued" municipal bond.

     In determining whether to insure municipal bonds held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal bonds.

     Each Fund Policy will be noncancellable and will remain in effect so long as the Fund is in existence, the municipal bonds covered by the Fund Policy continue to be held by Fund, and the Fund pays the premiums for the Fund Policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional bonds purchased by the Fund after the effective date of such notice. The Fund's Board generally will reserve the right to terminate each Fund Policy upon seven days' written notice to an insurer if it determines that the cost of such Fund Policy is not reasonable in relation to the value of the insurance to the Fund.

     Each Fund Policy will terminate as to any municipal bond that has been redeemed from or sold by the Fund on the date of redemption or the settlement date of sale, and an insurer will not have any liability thereafter under a

Fund Policy for any municipal bond, except that if the redemption date or settlement date occurs after a record date and before the related payment date for any municipal bond, the Fund Policy will terminate for that municipal bond on the business day immediately following the payment date. Each Fund Policy will terminate as to all municipal bonds covered thereby on the date on which the last of the covered municipal bonds mature, are redeemed or are sold by the Fund.

     One or more Fund Policies may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance for a municipal bond that is sold by the Fund. The Fund would exercise the right to obtain permanent insurance upon payment of a single, predetermined insurance premium payable from the sale proceeds of the municipal bond. The Fund expects to exercise the right to obtain permanent insurance for a municipal bond only if, in the Adviser's opinion, upon the exercise the net proceeds from the sale of the municipal bond, as insured, would exceed the proceeds from the sale of the security without insurance.

     The Fund Policy premium for each municipal bond is determined based upon the insurability of each security as the date of purchase and will not be increased or decreased for any change in the security's creditworthiness unless the security is in default as to payment of principal or interest, or both. If such event occurs, the permanent insurance premium will be subject to an increase predetermined at the date of the Fund's purchase.

     Because each Fund Policy will terminate for municipal bonds sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless permanent insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of the Fund's bonds, whether or not the obligations are in default or in significant risk of default. On the other hand, because New Issue Insurance Policies and Secondary Market Policies generally will remain in effect as long as the municipal bonds they cover are outstanding, these insurance policies may enhance the marketability of these bonds even when they are in default or in significant risk of default, but the exact effect, if any, on marketability, cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal bonds covered by New Issue Insurance Policies or Secondary Market Policies that are in default or in significant risk of default.

     Premiums for a Fund Policy are paid monthly, and are adjusted for purchases and sales of municipal bonds covered by the Fund Policy during the month. The yield of the Fund is reduced to the extent of the insurance premiums it pays. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. The Fund initially intends to obtain Fund Policies from the insurers described under "Investment Policies and Techniques -- Description of Insurers" in the Statement of Additional Information. The Fund reserves the right to obtain Fund Policies from insurers not described in the Statement of Additional Information. The Fund primarily intends to obtain Fund Policies issued by insurers whose claims-paying ability is rated "Aaa" by Moody's or "AAA" by S&P or Fitch; however, the Fund may obtain Fund Policies from insurers whose claims-paying ability is rated "Aa" by Moody's or "AA" by S&P or Fitch.

     OTHER TYPES OF CREDIT SUPPORT. The Fund may also invest in uninsured municipal bonds that are secured by an escrow or trust account that contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies or instrumentalities backed by the full faith and credit of the United States, or municipal bonds refunded with securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, sufficient in combination with available trustee-held funds in amount to ensure the timely payment of interest on and principal of the secured obligation ("collateralized obligations"). These collateralized obligations generally will include, but are not limited to, municipal bonds that have been (1) advance refunded where the proceeds of the refunding have been used to buy securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on that municipal bond; or (2) issued under state or local housing finance programs that use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government, U.S. Government agency, or instrumentality securities and deposited with a trustee as security for those municipal bonds. Collateralized obligations generally are regarded as having the credit characteristics of the underlying U.S. Government, U.S. Government agency or instrumentality securities. These obligations will not be subject to New Issue Insurance Policies, Secondary Market Policies or Fund Policies; however, because of the existence of the foregoing credit support characteristics, these bonds will be considered to be insured bonds for purpose of the Fund's non-fundamental policy of investing at least 80% of its Managed Assets in insured bonds if the bond has a rating of "AAA" by S&P or Fitch or "Aaa" by Moody's. The credit quality of companies that provide such credit enhancements will affect the value of those securities.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

     The Fund may buy and sell municipal bonds on a when-issued basis or a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities will take place at a later date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, because bonds are subject to market fluctuations, the value of the bonds at the time of delivery may be less or more than their cost. The Fund will designate on its books and records cash or other liquid debt securities having a market value at all times at least equal to the amount of the commitment.

FUTURES TRANSACTIONS

     The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Fund's initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. There can be no assurance that AIG Global Investment Group's use of futures will be advantageous to the Fund. Distributions by the Fund of any gains realized on the Fund's transactions in futures and options on futures will be taxable. Rating Agency guidelines on any Preferred Shares issued by the Fund may limit use of these transactions.

INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS

     Interest rates swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter into forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

     If the other party to an interest rate swap or forward rate contract defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market and are considered to be illiquid. (See "Risk -- Liquidity Risk.")

OTHER INVESTMENT COMPANIES

     The Fund may invest up to 10% of its total assets in securities issued by other open-end or closed-end investment companies that invest primarily in municipal bonds of the types in which the Fund may invest directly. The Fund generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares, or during periods when there is a shortage of attractive municipal bonds available in the market. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Fund's management and other fees and expenses with respect to assets so invested. Holders of Common Shares, therefore, will be subject to duplicative expenses to the extent the Fund invests in other investment companies. AIG Global Investment Group will take expenses into account when evaluating the investment merits of an investment in securities issued by an investment company relative to available municipal bond investments. In addition, the securities of other investment companies may also be leveraged and therefore will be subject to the same leverage risks to which the Fund is subject. As described in this Prospectus in the sections entitled "Risks" and "Preferred Shares and Use of Leverage," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies in which the Fund may invest may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than AIG Global Investment Group. The Fund treats its investments in securities issued by open-end or closed-end investment companies as investments in municipal bonds.

TAX-EXEMPT PREFERRED SECURITIES

     The Fund may also invest up to 10% of its total assets in preferred interests of other investment companies that pay dividends that are exempt from regular federal income tax. The Fund's combined investments in tax-exempt preferred securities and securities of other closed-end and open-end investment companies cannot exceed 10% of the Fund's total assets. Such funds in turn invest in municipal bonds and other assets that generally pay interest or make distributions that are exempt from regular federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investing in such tax-exempt Preferred Shares involves many of the same issues as investing in other open-end or closed-end investment companies as discussed above. A portion of such dividends may be subject to federal tax as capital gains or ordinary income. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries.

MUNICIPAL LEASES

     The Fund may invest in municipal leases and participations therein. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by the state or local government to acquire equipment and facilities.

INITIAL PORTFOLIO COMPOSITION

     If current market conditions persist, the Fund expects that approximately 100% of its initial portfolio will consist of investment grade quality municipal bonds, rated as such at the time of investment, meaning that such bonds are rated by Rating Agencies within the four highest grades or if the bonds are unrated they are judged to be of comparable quality by AIG Global Investment Group (approximately [ ]% in Aaa/AAA; [ ]% in Aa/AA; [ ]% in A; and [ ]% in Baa/BBB). [AIG Global Investment Group generally expects to select obligations that may not be redeemed at the option of the issuer for approximately ten years from the date of purchase by the Fund.] SEE "--Investment Objective and Policies."

                      PREFERRED SHARES AND USE OF LEVERAGE

     Approximately one to three months after the completion of the offering of the Common Shares, subject to market conditions, the Fund intends to offer one or more series of Preferred Shares representing approximately 38% of the Fund's capital immediately after the issuance of the Preferred Shares. The Preferred Shares will have complete priority upon distribution of assets over the Common Shares. The issuance of Preferred Shares will leverage the Common Shares. The Fund also may, but is not required to, incur leverage through other borrowings. Leverage involves greater risks. The Fund's leveraging strategy may not be successful. Although the timing and other terms of the offering of Preferred Shares or use of borrowings and the terms of the Preferred Shares or any borrowings will be determined by the Fund's board of trustees, the Fund expects to invest the proceeds of the Preferred Shares offering or use of borrowings in long-term municipal bonds. The Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates, which would be determined periodically by an auction process. The adjustment period for Preferred Share dividends could be as short as one day or as long as a year or more. Borrowings may be at a fixed or floating rate. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate of the Preferred Shares or the interest rate on any borrowings, after taking expenses into consideration, the leverage will cause the holders of the Fund's Common Shares to receive a higher current rate of income than if the Fund were not leveraged.

     Changes in the value of the Fund's bond portfolio, including bonds bought with the proceeds of the Preferred Shares offering or use of borrowings, will be borne entirely by the holders of Common Shares. If there is a net decrease, or increase, in the value of the Fund's portfolio, the leverage will decrease, or increase (as the case may be), the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to AIG Global Investment Group for advisory and management services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, including the gross proceeds from the issuance of Preferred Shares or use of borrowings. Holders of Common Shares bear the costs of the Fund's fees and expenses, including the costs associated with any offering of Preferred Shares (estimated to be slightly more than ______% of the total amount of the Preferred Share offering), which will be borne immediately by holders of the Common Shares, and the costs associated with any borrowing. See "Summary of Fund Expenses."

     For tax purposes, the Fund is currently required to allocate tax-exempt interest income, net capital gain and other taxable income, if any, between the Common Shares and Preferred Shares in proportion to total dividends paid to each class of shares for the year in which or with respect to which the net capital gain or other taxable income is paid. If net capital gain or other taxable income is allocated to Preferred Shares, instead of solely tax-exempt income, the Fund will likely have to pay higher total dividends to Preferred Shareholders or make special payments to Preferred Shareholders to compensate them for the increased tax liability. This would reduce the total amount of dividends paid to the holders of Common Shares, but would increase the portion of the dividend that is tax-exempt. If the increase in dividend payments or the special payments to Preferred Shareholders are not entirely offset by a reduction in the tax liability of, and an increase in the tax-exempt dividends received by, the holders of Common Shares, the advantage of the Fund's leveraged structure to holders of Common Shares will be reduced.

     Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's capital is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's capital value). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's capital is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain asset coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings of AAA/Aaa on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions that will require the redemption of the Preferred Shares in the event of non-compliance by the Fund with such provisions and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Such liquidations of portfolio securities may alternatively result in taxable capital gains or ordinary income. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares voting separately as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

     The Fund will be subject to certain restrictions imposed by guidelines of one or more Rating Agencies that may issue ratings for any Preferred Shares issued by the Fund or, if the Fund borrows from a lender, by the lender. These Rating Agency guidelines are expected to impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these guidelines will impede AIG Global Investment Group from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

     The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions that otherwise might require untimely dispositions of the Fund's portfolio securities.

EFFECTS OF LEVERAGE

     Assuming that the Preferred Shares or borrowings will represent approximately 38% of the Fund's capital and will pay dividends or interest at an annual average rate of [ ]%, the income generated by the Fund's portfolio (net of estimated expenses) must exceed [ ]% in order to cover the dividend or interest payments and other expenses specifically related to the Preferred Shares or borrowings. Of course, these numbers are merely estimates used for illustration. Actual Preferred Share dividend rates or interest rates on borrowings will vary frequently and may be significantly higher or lower than the rate estimated above.

     The following table is designed to illustrate the effect of leverage on the Common Shares' total return, assuming investment portfolio total returns (comprised of income and changes in the value of bonds held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. SEE "Risks." The table further reflects the issuance of Preferred Shares or use of borrowings representing [ ]% of the Fund's capital, a [ ]% yield on the Fund's portfolio, net of expenses, and the Fund's currently projected annual Preferred Share dividend rate, borrowing interest rate or payment rate set by an interest rate transaction of [ ]%.

     Assumed Portfolio Total Return
       (Net of Expenses)...............................    (10.00)%     (5.00)%      0.00%     5.00%     10.00%
     Common Share Total Return.........................     [    ]%      [   ]%      [   ]%     [  ]%     [   ]%

     Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares or interest on borrowings) and gains or losses on the value of the securities the Fund owns. The table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the tax-exempt interest it receives on its municipal bond investments is entirely offset by losses in the value of those bonds.

     Unless and until Preferred Shares are issued or any borrowings are undertaken, the Common Shares will not be leveraged and this section will not apply.

                                      RISKS

     The net asset value of the Common Shares will fluctuate with and be affected by, among other things, interest rate risk, credit risk, reinvestment risk and leverage risk, and an investment in Common Shares will be subject to market discount risk, inflation risk, municipal bond market risk and municipal bond insurance risk, each of which is more fully described below.

     NEWLY ORGANIZED. The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

     MARKET DISCOUNT RISK. As with any stock, the price of the Fund's Common Shares will fluctuate with market conditions and other factors. If Common Shares are sold, the price received may be more or less than the original investment. The net asset value of the Common Shares will be reduced immediately following the initial offering by the amount of the sales load and organizational and selling expenses paid by the Fund. Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The Fund's Common Shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their Common Shares in a relatively short period of time after completion of the initial offering.

     INTEREST RATE RISK. Interest rate risk is the risk that bonds, and the Fund's assets, will decline in value because of changes in interest rates. Generally, municipal bonds will decrease in value when interest rates rise and increase in value when interest rates decline. This means that the net asset value of the Common Shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund's municipal bond holdings. The value of the longer-term bonds in which the Fund generally invests fluctuates more in response to changes in interest rates than does the value of shorter-term bonds. Because the Fund will invest primarily in long-term bonds, the net asset value and market price per share of the Common Shares will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term bonds. The Fund's use of leverage, as described below, will tend to increase common share interest rate risk.

     Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

     CREDIT RISK. Credit risk is the risk that an issuer of a municipal bond will become unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the net asset value or dividends of the Fund's Common Shares. The Fund may invest in securities rated BBB/Baa which, while investment grade, may have speculative characteristics. The Fund seeks to mitigate this risk by investing in municipal bonds that are insured.

     The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

     MUNICIPAL BOND MARKET RISK. Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal bonds in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund therefore may be more dependent on the analytical abilities of AIG Global Investment Group than would be a stock fund or taxable bond fund. The secondary market for municipal bonds also tends to be less well-developed and liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices.

     The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal bonds might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations with respect to such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt and such income may also impact the ability of the Fund to qualify for favorable tax treatment as a "regulated investment company" under the Code.

     Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds. The Fund will treat investments in tax-exempt Preferred Shares as investments in municipal bonds.

     MUNICIPAL BOND INSURANCE RISK. In the event Moody's, S&P or Fitch (or all of the Rating Agencies) should downgrade the assessment of the claims-paying ability of a particular insurer, it (or all of the Rating Agencies) could also be expected to downgrade the ratings assigned to municipal obligations insured by such insurer, and municipal obligations insured under a New Issue Insurance Policy, Secondary Market Policy, or Fund Policy issued by such insurer also would be of reduced quality in the portfolio of the Fund. There is no limit on the percentage of the

Fund's assets that may be invested in municipal bonds insured by any one insurer. Any such downgrade could (and likely would) have an adverse impact on the net asset value and market price of the Common Shares.

     In addition, to the extent the Fund employs a Fund Policy, the Fund may be subject to certain restrictions on investments imposed by guidelines of the insurance companies issuing such a Fund Policy. The Fund does not expect these guidelines to prevent AIG Global Investment Group from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

     REINVESTMENT RISK. Reinvestment risk is the risk that income from the Fund's bond portfolio will decline if and when the Fund invests the proceeds from matured, traded, prepaid or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

     LEVERAGE RISK. Leverage risk is the risk associated with the issuance of the Preferred Shares or the use of borrowings to leverage the Common Shares. There is no assurance that the Fund's leveraging strategy will be successful. Once the Preferred Shares are issued or any borrowings are undertaken, the net asset value and market value of the Common Shares will be more volatile, and the yield to the holders of Common Shares will tend to fluctuate with changes in the shorter-term dividend rates on the Preferred Shares or the interest rate on any borrowings. The Fund anticipates that the Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively short-term periods (such as seven days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedures. SEE "Description of Shares--Preferred Shares." The rates of return on long-term municipal bonds are typically, although not always, higher than the rates of return on short-term municipal bonds. If the dividend rate on the Preferred Shares or the interest rate on any borrowing approaches the net rate of return on the Fund's portfolio, the benefit of leverage to holders of Common Shares would be reduced. If the dividend rate on the Preferred Shares or the interest rate on any borrowings exceeds the net rate of return on the Fund's portfolio, the leverage will result in a lower rate of return to the holders of Common Shares than if the Fund were not leveraged. Borrowings may be at a fixed or floating rate. Because the long-term bonds included in the Fund's portfolio will typically pay fixed rates of interest while the dividend rate on the Preferred Shares or the interest rate on any borrowings will be adjusted periodically, this could occur even when both long-term and short-term municipal rates rise. In addition, the Fund will pay (and the holders of Common Shares will bear) any costs and expenses relating to the issuance and ongoing maintenance of the Preferred Shares or the use of borrowings. Accordingly, the Fund cannot guarantee that the issuance of Preferred Shares or the use of borrowings will always result in a higher yield or return to the holders of the Common Shares.

     Similarly, any decline in the net asset value of the Fund's portfolio will be borne entirely by the holders of Common Shares. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of Common Shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. The Fund might be in danger of failing to maintain the required asset coverage or of losing its ratings on the Preferred Shares or, in an extreme case, the Fund's current investment income might not be sufficient to meet the dividend requirements on the Preferred Shares or interest requirements on any borrowings. In order to counteract such an event, the Fund might need to liquidate investments in order to fund a redemption of some or all of the Preferred Shares or to repay any borrowings. Liquidation at times of low municipal bond prices may result in capital loss and may reduce returns to the holders of Common Shares.

     While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of the Common Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of Common Shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

     The Fund may invest in the securities of other investment companies. Such securities may also be leveraged and therefore may be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of the Fund's Common Shares and the returns to the holders of Common Shares.

     The Fund may also invest in derivative instruments, which may increase the Fund's leverage and, during periods of rising short-term interest rates, may adversely affect the Fund's net asset value per Common Share and income and distributions to holders of Common Shares. SEE the Statement of Additional Information under "Investment Objective and Policies--Derivative Instruments."

     INFLATION RISK. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, Preferred Share dividend rates would likely increase, which would tend to further reduce returns to the holders of the Common Shares.

     ECONOMIC SECTOR AND GEOGRAPHIC RISK. The Fund may invest 25% or more of its total assets in municipal obligations of issuers in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including without limitation the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; and industrial development or pollution control bonds issued for electrical utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to Medicare, Medicaid and other third party payor reimbursement policies, and national and state health care legislation. As this economic or geographic concentration increases, so does the potential for fluctuation in the net asset value of the Fund's Common Shares.

     LIQUIDITY RISK. The Fund may invest an unlimited amount of its net assets in securities that are illiquid at the time of investment. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may include, among other securities, interest rate swaps, forward rate contracts, futures contracts, and options. The secondary market for some municipal obligations is less liquid than that for taxable debt obligations and other more widely traded municipal obligations. Illiquid securities may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of illiquid securities. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when AIG Global Investment Group believes it is desirable to do so. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid for these purposes.

     DERIVATIVES RISK. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund may invest in a variety of derivative instruments, such as structured notes, options contracts, futures contracts, options on futures contracts, swap agreements, and delayed delivery and forward commitment transactions. The Fund may use derivatives as a substitute for taking a position in an underlying portfolio security or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use derivatives to add leverage to the portfolio. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, leveraging risk and management risk, and are also subject to the risk of ambiguous documentation. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Income earned by the Fund from many derivatives transactions will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions. Income from certain derivatives transactions may also be treated as ordinary income that would also result in taxable distributions.

     MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. AIG Global Investment Group and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

     ANTI-TAKEOVER PROVISIONS. The Fund's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares.

     SPECIAL TAX CONSIDERATIONS. While exempt-interest dividends are excluded from gross income for federal income tax purposes, a portion of the dividends may be subject to the federal alternative minimum tax in certain circumstances. In addition, dividends paid on Common Shares and Preferred Shares (as defined below) may be subject to state and local taxes. Distributions of any capital gain or other taxable income will be taxable to shareholders.

     RECENT DEVELOPMENTS. As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the securities.

                            HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

     The Fund has adopted certain investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Preferred Shares voting together as a single class, and the approval of the holders of a majority of the Preferred Shares voting as a separate class. Among other restrictions, the Fund may not invest more than 25% of its total assets in any one industry, provided that this limitation does not apply to municipal bonds other than those municipal bonds backed only by assets and revenues of non-governmental obligors. In addition, with respect to 75% of its total assets, the Fund may not invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding securities of any one issuer other than U.S. government securities and securities of other investment companies.

     The Fund may become subject to guidelines that are more limiting than its investment restrictions in order to obtain and maintain ratings from a Rating Agency on the Preferred Shares that it intends to issue. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's holders of Common Shares or the Fund's ability to achieve its investment objective. SEE "Investment Objective and Policies" in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund.

QUALITY OF INVESTMENTS

     The Fund will invest substantially all (but at least 80%) of its Managed Assets in municipal bonds that at the time of investment are investment grade quality or if unrated are judged to be of comparable quality by AIG Global Investment Group, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. Investment grade quality means that such bonds are rated by Rating Agencies within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch).

LIMITED ISSUANCE OF PREFERRED SHARES

     Under the Investment Company Act, the Fund could issue Preferred Shares having a total liquidation value (original purchase price of the Preferred Shares being liquidated plus any accrued and unpaid dividends) of up to 50% of the capital value of the Fund. If the total liquidation value of the Preferred Shares were ever more than 50% of the value of the Fund's capital, the Fund would not be able to declare dividends on the Common Shares until the liquidation value, as a percentage of the Fund's assets, was reduced. Approximately one to three months after the completion of the offering of the Common Shares, the Fund intends to issue Preferred Shares representing about

[ ]% of the Fund's capital immediately after the time of issuance of the Preferred Shares. This higher than required margin of net asset value provides a cushion against later fluctuations in the value of the Fund's portfolio and will subject holders of Common Shares to less income and net asset value volatility than if the Fund were more leveraged. The Fund intends to purchase or redeem Preferred Shares, if necessary, to keep the liquidation value of the Preferred Shares below 50% of the value of the Fund's capital.

MANAGEMENT OF INVESTMENT PORTFOLIO AND CAPITAL STRUCTURE TO LIMIT LEVERAGE RISK

     The Fund may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund's leverage begins (or is expected) to adversely affect holders of Common Shares. In order to attempt to offset such a negative impact of leverage on holders of Common Shares, the Fund may shorten the average maturity of its portfolio (by investing in short-term, high quality securities) or may extend the auction period of outstanding Preferred Shares. The Fund may also attempt to reduce the leverage by redeeming or otherwise purchasing Preferred Shares. As explained above under "Risks--Leverage Risk," the success of any such attempt to limit leverage risk depends on AIG Global Investment Group's ability to predict accurately interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may not attempt to manage its capital structure in the manner described in this paragraph.

     If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued Preferred Shares or Preferred Shares that the Fund previously issued but later repurchased.

     The Fund may not invest in inverse floating securities, which are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates, and which represent a leveraged investment in an underlying municipal bond.

HEDGING STRATEGIES

     The Fund may, but is not required to, use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures or options based on either an index of long-term municipal securities or on taxable debt securities whose prices, in the opinion of AIG Global Investment Group, correlate with the prices of the Fund's investments. Successful implementation of most hedging strategies would generate taxable income and the Fund will take this into consideration in determining whether to utilize any such hedging strategies.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The board of trustees is responsible for the overall management of the Fund, including supervision of the duties performed by AIG Global Investment Group. There are 5 trustees of the Fund. The name and business address of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT ADVISER

     The Adviser, AIG Global Investment Corp. ("AIG Global Investment Group"), is located at 175 Water Street, New York, NY 10038, and is responsible for investment decisions for the Fund. AIG Global Investment Group was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc., and subsequently changed to its current name in 1995. AIG Global Investment Group is a wholly owned subsidiary of AIG Global Investment Group, Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG"). As of June 30, 2002, AIG Global Investment Group and its affiliated asset managers had $293.1 billion in assets under management. AIG Global Investment Group and its affiliated asset managers manage third-party institutional, retail and private equity fund assets on a global basis.

     INVESTMENT PHILOSOPHY. AIG Global Investment Group's investment decision-making process for the municipal bond sector is subject to the same discipline, oversight and investment philosophy that the Adviser applies to other sectors of the fixed income market.

     AIG Global Investment Group uses a relative value strategy that evaluates the trade-off between risk and return to seek to achieve the Fund's investment objective of generating current income exempt from regular federal income tax. This strategy is combined with disciplined risk control techniques and applied in sector, sub-sector and individual security selection decisions. AIG Global Investment Group's personnel and technology resources are among the key drivers of the investment philosophy.

     AIG GLOBAL INVESTMENT GROUP'S MUNICIPAL BOND PORTFOLIO MANAGEMENT TEAM. Experienced investment in municipal bonds is a key component in seeking to achieve AIG Global Investment Group's investment objectives. The Adviser's municipal bond portfolio management team has over 60 years of combined investment experience in municipal securities.

     William Fish is a Managing Director and head of the Tax-Exempt Fixed Income Group at AIG Global Investment Group. Prior to joining AIG Global Investment Group in 1996, Mr. Fish spent three years in the Municipal Portfolio and Bond Departments at Bankers Trust Company, and then 20 years as a sell-side research analyst, first managing the municipal research group at Donaldson, Lufkin & Jenrette until 1995 and then co-managing the research group at ABN AMRO Securities (USA). Mr. Fish is a graduate of Bowdoin College and has an M.B.A. in Finance from the State University of New York at Albany. He is a past Chairman of the Municipal Analysts Group of New York, a past President of the Society of Municipal Analysts, and received a career achievement award from the National Federation of Municipal Analysts. In polls conducted by Institutional Investor magazine, Mr. Fish was cited four times as a First Team member in the Municipal Generalist category and in 1994 also received simultaneous citations in the Tax-backed and Public Power areas.

     Geoffrey Cornell is a Vice President and Lead Portfolio Manager of the Tax-Exempt Fixed Income Group and joined AIG Global Investment Group in 1993. Prior to joining the Tax-Exempt Fixed Income Group in 1995, Mr. Cornell worked in the Portfolio Management Systems area at AIG Global Investment Group. He is a graduate of Bryant College and has an M.B.A. in Finance from Fordham University. Mr. Cornell is a CFA charterholder and a member of the Association for Investment Management and Research (AIMR), as well as New York Society of Security Analysts.

     J. Hutchison Bryan is a Vice President and Portfolio Manager of the Tax-Exempt Fixed Income Group. Mr. Bryan joined AIG Global Investment Group as a result of AIG's acquisition of American General Investment Management ("American General") in August 2001. He joined American General, where he was Director-Municipal Bonds, in March 2000. Prior to joining American General, Mr. Bryan spent nine years at Chase Bank of Texas, including six years as a municipal analyst, trader, and portfolio manager. Mr. Bryan is a graduate of Southern Methodist University, has an M.B.A. from Texas A&M University and is Chartered Financial Analyst. Mr. Bryan is a CFA charterholder and a member of the Association for Investment Management and Research (AIMR), as well as New York Society of Security Analysts.

     Kevin Taylor is a Vice President and Senior Analyst in the Tax-Exempt Fixed Income Group and joined AIG Global Investment Group in 2000. Mr. Taylor previously spent three years on the tax-exempt trading desk at Prudential Securities as a Vice President and research analyst and before that, eight years as a municipal rating analyst and Associate Director at Standard & Poor's Corporation. His work at S&P focused on a wide range of issuers, including a number of states, major cities and special districts. Mr. Taylor is a graduate of Centre College in Danville, Kentucky. He received a Master of Public Affairs from Indiana University-Bloomington. Mr. Taylor is a member of the Municipal Analysts Group of New York and the National Federation of Municipal Analysts.

     Peter Stevenson is a Portfolio Assistant and Analyst in the Tax-Exempt Fixed Income Group and joined AIG Global Investment Group in 2001. Before joining AIG Global Investment Group, Mr. Stevenson worked for two years as a sales/trading assistant at George K. Baum & Company. He is a magna cum laude graduate of the University of Vermont.

     As of September 30, 2002, AIG Global Investment Group's municipal bond portfolio managers were responsible for over twenty municipal bond portfolios, valued at approximately $16.4 billion. Municipal portfolios include the management of mutual funds, municipal-only separate accounts or municipal allocations within larger institutional portfolios.

     AIG GLOBAL INVESTMENT GROUP'S INVESTMENT PROCESS. AIG Global Investment Group has in-depth knowledge in the fixed income market. AIG Global Investment Group applies the same relative value management process for all of its fixed income portfolios. AIG Global Investment Group believes that its integration of taxable and municipal bond specialists is an integral part of its investment process. Both taxable and municipal bond portfolio managers and analysts share the same trading floor and interact frequently in determining the firm's overall investment strategy and views of specific sectors. This interaction allows each portfolio manager and analyst to access the combined experience and expertise of the entire portfolio management group at AIG Global Investment Group.

     AIG Global Investment Group's portfolio management process emphasizes research and analysis of specific sectors and securities. AIG Global Investment Group thinks that value over the long term is best achieved through a risk-controlled approach, focusing on sector allocation, security selection and yield curve management.

     In the municipal market, AIG Global Investment Group believes one of the most important determinants of value is underlying credit quality. It utilizes proprietary statistical methodologies to analyze economic indicators at the state and metropolitan level, and determines which entities are performing outside the norm. The Tax-Exempt Fixed Income Group integrates these economic indices with their knowledge of current tax collections and budget status to seek to predict which entities are likely to experience credit improvement or deterioration, which assists in determining relative value. In addition, the Tax-Exempt Fixed Income Group focuses on identifying credit provisions (which may provide security in the event of downturns) and bond structures (which may retain value during potential changes in interest rates). The Tax-Exempt Fixed Income Group believes that over the long-term, thorough credit analysis and focus on structure will add incremental value and avoid significant performance impairments.

     Another determinant of relative value is supply and demand. AIG Global Investment Group's ability to monitor investor flows and seasonal issuance patterns is helpful in anticipating the supply and demand for bonds in specific states or sectors or with certain maturities. AIG Global Investment Group believes that the ability of its municipal bond team to anticipate issuance flows and forecast which states and sectors are likely to have supply and demand imbalances enhances its investment strategy capabilities.

     Credit research is a critical, independent element of AIG Global Investment Group's municipal investment process. AIG Global Investment Group's approach to credit risk incorporates a combination of top-down macro-analysis of economic indices and industry sectors to determine relative weightings with an issuer-specific, bottom-up detailed credit analysis of issues and structures. The sector-based approach focuses on taking advantage of sectors that are undervalued and exiting sectors when fundamentals or technicals become unattractive. The name-specific approach focuses on identifying special opportunities where the market overvalues or undervalues an issuer, and devoting resources to research the issuer and monitor the position. AIG Global Investment Group's analytical process focuses on anticipating change in credit trends before market recognition.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     Pursuant to an Investment Advisory and Management Agreement between AIG Global Investment Group and the Fund, the Fund has agreed to pay for the investment advisory and management services and facilities provided by AIG Global Investment Group a fee payable monthly in arrears at an annual rate equal to [ ]% of the average weekly value of the Fund's Managed Assets ("Management Fee"). The Fund's Managed Assets are the total assets of the Fund, which includes any proceeds from the Preferred Shares, minus the sum of accrued liabilities (other than indebtedness attributable to leverage). This means that during periods in which the Fund is using leverage, the fee paid to AIG Global Investment Group will be higher than if the Fund did not use leverage because the fee is calculated as a percentage of the Fund's Managed Assets, which include those assets purchased with leverage. [AIG Global Investment Group has voluntarily agreed to waive receipt of a portion of its Management Fee or to assume other Fund expenses in the amount of [ ]% of the average weekly value of the Fund's Managed Assets for the first five years of the Fund's operations (through [ ]), and for a declining amount for an additional five years (through [ ]). In addition, the Fund will reimburse AIG Global Investment Group for certain out of pocket expenses AIG Global Investment Group incurs in connection with performing certain services for the Fund.

     Under the Investment Advisory and Management Agreement, the Adviser serves as investment adviser for, and selects and manages the investments of, the Fund. The Adviser also provides various administrative services and supervises the Fund's daily business affairs, subject to general review by the trustees. The Investment Advisory and Management Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the trustees or by the holders of a majority of the Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the trustees who are not parties to the Investment Advisory and Management Agreement or "interested persons" of any such party as defined in the Investment Company Act by vote cast in person at a meeting called for such purpose. The Investment Advisory and Management Agreement may be terminated at any time, without penalty, on 60 days' written notice by the trustees, by the holders of a majority of the Fund's outstanding voting securities or by the Adviser. The Investment Advisory and Management Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act and the rules thereunder).

     In addition to the Management Fee of AIG Global Investment Group, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with AIG Global Investment Group), administrator, custodian, transfer agent and dividend disbursing agent fees and expenses, legal fees and expenses, leverage expenses, Rating Agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. Under the terms of the Investment Advisory and Management Agreement, the Adviser is not liable to the Fund or its holders of Common Shares and Preferred Shares for any act or omission by it or for any losses sustained by the Fund or holders of Common Shares and Preferred Shares, except in the case of the Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of its duty.

     [For the first [ ] years of the Fund's operation, AIG Global Investment Group has undertaken to waive its Management Fee and to assume other expenses of the Fund in the amounts, and for the time periods, set forth below:

     [INSERT SCHEDULE OF MANAGEMENT FEE WAIVERS AND FEE ASSUMPTIONS]

     AIG Global Investment Group has not undertaken to waive any portion of its Management Fee or to assume other Fund expenses beyond [ ] or after termination of the Investment Advisory and Management Agreement.]

ADMINISTRATOR

                PRIOR PERFORMANCE OF AIG GLOBAL INVESTMENT GROUP

     The following table provides information concerning the historical performance of institutional private accounts managed by AIG Global Investment Group that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of AIG Global Investment Group in managing substantially similar investment accounts as measured against a specified market index. This data does not represent the past performance of the Fund or the future performance of the Fund or AIG Global Investment Group. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of AIG Global Investment Group.

     Composite performance data relating to the historical performance of institutional private accounts managed by AIG Global Investment Group was calculated on a total return basis and includes all losses. The total returns for the composite reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by AIG Global Investment Group's institutional private accounts, without provision for any applicable federal or state income taxes. Custodial fees, if any, were not included in the calculation. The composite includes all actual, fee-paying, discretionary institutional private accounts managed by AIG Global Investment Group that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the composite are not subject to the same types of expenses to which the Fund is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities laws.

     The performance results for the composite presented below are generally subject to somewhat lower fees and expenses than the Fund. The investment results presented below are unaudited.

ANNUAL RATES OF RETURN OF ACCOUNTS MANAGED BY AIG GLOBAL INVESTMENT GROUP AS OF [_______________]

                                                     1         5         10         Since       Inception
Other Accounts Managed by Adviser                   Year     Years      Years     Inception        Date
------------------------------------                ----     -----      -----     ---------     ----------
Benchmark



                                 NET ASSET VALUE

     The net asset value of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. Net asset value per Common Share will be determined as of the close of the regular trading session on the New York Stock Exchange no less frequently than on the Friday of each week and on the last business day of each month. In the event that any Friday is not a business day, the net asset value will be calculated on the next business day. The Fund calculates net asset value per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares of the Fund from the Fund's Managed Assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares of the Fund outstanding.

     Bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds, when such prices are available; however, in circumstances in which the Adviser deems it appropriate to do so, an over-the-counter at the mean of representative bid or asked prices may be used. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60(t)(h) day, are amortized to maturity based on the value determined on the 61(s)(t) day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of the last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the board of trustees. The fair value of all other assets is added to the value of securities to arrive at the Fund's total assets. The Fund's liabilities, including proper accruals of expense items, are deducted from total assets.

                                  DISTRIBUTIONS

     The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its tax-exempt interest income after payment of dividends on any Preferred Shares of the Fund which may be outstanding. It is expected that the initial monthly dividend on shares of the Fund's Common Shares will be declared approximately 45 days and paid approximately 60 to 90 days after completion of this offering. The Fund expects that all or a portion of any capital gain and other taxable income will be distributed at least annually.

     Various factors will affect the level of the Fund's income, including the asset mix, the amount of leverage utilized by the Fund and the effects thereof and the Fund's use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of tax-exempt interest income earned in a particular period. The undistributed tax-exempt interest income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of tax-exempt interest income actually earned by the Fund during the period. Undistributed tax-exempt interest income will add to the Fund's net asset value and, correspondingly, distributions from undistributed tax-exempt interest income will deduct from the Fund's net asset value.

                           DIVIDEND REINVESTMENT PLAN

     Unless the registered owner of Common Shares elects to receive cash by contacting the Dividend Reinvestment Plan Administrator, [ ] (the "Plan Administrator"), i.e., administrator for shareholders in administering the Fund's Dividend Reinvestment Plan ("Plan") all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Administrator in additional Common Shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by [ ], as dividend disbursing agent ("Dividend Disbursing Agent"). You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Disbursing Agent, at [ ]. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

     The Plan Administrator will open an account for each holder of Common Shares under the Plan in the same name in which such holder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized Common Shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately [ ] days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

     The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those Common Shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for Common Shares held under the Plan in accordance with the instructions of the participants.

     In the case of shareholders such as banks, brokers or nominees which hold Common Shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. SEE "Tax Matters." Participants that request a sale of Common Shares through the Plan Administrator are subject to a $[ ] sales fee and a $[ ] per share sold brokerage commission.

     The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence or questions concerning the Plan should be directed to the Plan Administrator.

                              DESCRIPTION OF SHARES

COMMON SHARES

     The Fund is an unincorporated business trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of [ ], 2002. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $[ ] per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Whenever Preferred Shares are outstanding, the holders of Common Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any Rating Agencies rating the Preferred Shares have been met. See "--Preferred Shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its Common Shares.

     The Fund has no present intention of offering any additional shares other than the Preferred Shares and Common Shares issued under the Fund's Dividend Reinvestment Plan. Any additional offerings of shares will require approval by the Fund's board of trustees. Any additional offering of Common Shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then-current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Fund's outstanding voting securities.

     The Fund intends to file an application to list its Common Shares on the New York Stock Exchange under the symbol "[ ]".

     The Fund's net asset value per share generally increases when interest rates decline and decreases when interest rates rise, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value per share of the Common Shares will be reduced immediately following the offering of

Common Shares by the amount of the sales load and organization and offering expenses paid by the Fund. SEE "Use of Proceeds."

     Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or to sell Common Shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than their net asset value. Shares of closed-end investment companies like the Fund that invest predominantly in investment grade municipal bonds have during some periods traded at prices higher than their net asset value and have during other periods have traded at prices lower than their net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, their net asset value, relative demand for and supply of such Common Shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot guarantee that the Common Shares will trade at a price equal to or higher than their net asset value in the future. The Common Shares are designed primarily for long-term investors, and you should not purchase the Common Shares if you intend to sell them soon after purchase. SEE "Preferred Shares and Use of Leverage" and the Statement of Additional Information under "Repurchase of Common Shares."

PREFERRED SHARES

     The Agreement and Declaration of Trust provides that the Fund's board of trustees may authorize and issue Preferred Shares with rights as determined by the board of trustees, by action of the board of trustees without the approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any Preferred Shares that might be issued.

     The Fund's board of trustees has indicated its intention to authorize an offering of Preferred Shares, representing approximately 38% of the Fund's capital immediately after the Preferred Shares are issued, within approximately one to three months after completion of this offering of Common Shares, subject to market conditions and to the board of trustees' continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the potential benefits to the holders of Common Shares described in this Prospectus. The Fund may conduct other offerings of Preferred Shares in the future subject to the same percentage restriction, after giving effect to previously issued Preferred Shares. The board of trustees also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's capital. We cannot guarantee, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the board of trustees, subject to applicable law and the Agreement and Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term tax-exempt debt securities, by providing for the periodic determination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those described below.

     LIQUIDATION PREFERENCE. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, [which is expected] to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

     VOTING RIGHTS. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, will have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred

Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. SEE "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Common Shares as a single class.

     The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

     REDEMPTION, PURCHASE AND SALE OF PREFERRED SHARES BY THE FUND. The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

     The discussion above describes the possible offering of Preferred Shares by the Fund. If the board of trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of Common Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

          CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

     The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund. The board of trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the board of trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

     In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case the favorable vote of "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund is required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of the Fund. For certain of the transactions listed below, it may also be necessary to seek exemptive relief from the Securities and Exchange Commission in order to effect the transaction.

     The 5% holder transactions subject to these special approval requirements are:

     - the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

     - the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan);

     - the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a 12-month period; or

     - the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a 12-month period.

     To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case the favorable vote of "a majority of the outstanding voting securities" (as defined in the Investment Company Act and described below in this Prospectus) of the Fund is required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Fund to an open-end investment company would require the redemption of any outstanding Preferred Shares, which could eliminate or alter the leveraged capital structure of the Fund with respect to the Common Shares. Following any such conversion, it is also possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the Common Shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load. [The board of trustees believes], however, that the closed-end structure is desirable in light of the Fund's investment objective and policies. Therefore, you should assume that it is not likely that the board of trustees would vote to convert the Fund to an open-end fund.

     To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of the board of trustees, in which case the favorable vote of "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund is required.

     For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund votes together as a single class, except to the extent required by the Investment Company Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

     The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

                            CLOSED-END FUND STRUCTURE

     The Fund is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

     Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's board of trustees will decide to engage in any of these actions. The board of trustees might also consider converting the Fund to an open-end mutual fund, which would also require a vote of the shareholders of the Fund. There is no guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share.

                           REPURCHASE OF COMMON SHARES

     Shares of closed-end investment companies often trade at a discount to their net asset values, and the Fund's Common Shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Fund's Common Shares will be determined by such factors as relative demand for and supply of such Common Shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund. SEE "Net Asset Value." Although the Fund's holders of Common Shares will not have the right to redeem their Common Shares, the Fund may take action to repurchase Common Shares in the open-market or make tender offers for its Common Shares. This may have the effect of reducing any market discount from net asset value.

     There is no assurance that, if action is undertaken to repurchase or tender for Common Shares, such action will result in the Common Shares' trading at a price that approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Fund's Common Shares, you should be aware that the acquisition of Common Shares by the Fund will decrease the capital of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, the Investment Company Act and the principal stock exchange on which the Common Shares are traded.

                                   TAX MATTERS

     The discussion below and in the Statement of Additional Information provides general tax information related to an investment in the Common Shares. The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of an investment in the Fund.

     The Fund invests primarily in municipal bonds the income of which is exempt from regular federal income tax and the alternative minimum tax applicable to individuals. Consequently, the regular monthly dividends you receive will generally be exempt from both regular federal income tax and the alternative minimum tax applicable to individuals. Corporations that are subject to the federal alternative minimum tax applicable to corporations would generally take into account tax exempt earnings, including distributions by the Fund in computing such tax.

     Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable ordinary income or capital gains from time to time as a result of the Fund's normal investment activities. Certain derivative transactions may also result in taxable ordinary income or capital gains. If the Fund acquires bonds at a time when they are trading at a discount below the principal amount of the bond, a portion of any subsequent gain attributable to such discount may be treated as taxable ordinary income. The Fund will distribute at least annually any taxable income or realized capital gains. Distributions of net short-term gains are taxable as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Common Shares. Due to the expected investments by the Fund, dividends will not generally qualify for a dividends received deduction generally available to corporate shareholders.

     The amount that the Fund may designate as a tax exempt dividend is generally limited to the Fund's earnings from tax exempt interest reduced by the Fund's expenses. For such purpose, any interest expense on borrowings or other leverage other than through the issuance of the Preferred shares would be treated as an expense that would reduce the total amount that can be designated as exempt-interest dividends by the Fund. For such purposes, dividends paid on the Preferred Shares would not be treated as expenses, but the amount that the Fund designates as exempt interest dividends with respect to the Preferred Shares would be taken into account in determining the remaining amount that may be designated as exempt interest dividends on the Common Shares. For tax purposes, the Fund is currently required to allocate tax-exempt interest income, net capital gain and other taxable income, if any, between the Common Shares and Preferred Shares in proportion to total dividends paid to each class for the year in which or with respect to which the net capital gain or other taxable income is paid. If net capital gain or other taxable income is allocated to Preferred Shares, instead of solely tax-exempt income, the Fund will likely have to pay higher total dividends to Preferred Shareholders or make special payments to Preferred Shareholders to compensate them for the increased tax liability. This would reduce the total amount of dividends paid to the holders of Common Shares, but would increase the portion of the dividend that is tax-exempt. If the increase in dividend payments or the special payments to Preferred Shareholders are not entirely offset by a reduction in the tax liability of, and an increase in the tax-exempt dividends received by, the holders of Common Shares, the advantage of the Fund's leveraged structure to holders of Common Shares will be reduced.

     Each year, you will receive a year-end statement designating the amounts of tax-exempt dividends, capital gain dividends and ordinary income dividends paid to you during the preceding year, including the source of investment income by state and the portion of income that is subject to the federal alternative minimum tax. You will receive this statement from the firm where you purchased your Common Shares if you hold your investment in street name; the Fund will send you this statement if you hold your shares in registered form.

     The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

     In order to avoid corporate taxation of its taxable income and be permitted to pay tax-exempt dividends, the Fund must elect to be treated as a regulated investment company under Subchapter M of the Code and meet certain requirements that govern the Fund's sources of income, diversification of assets and distribution of earnings to shareholders. The Fund intends to make such an election and meet these requirements. If the Fund failed to do so, the Fund would be required to pay corporate taxes on its taxable income and all the distributions would be taxable as ordinary income to the extent of the Fund's earnings and profits. In addition, if the Fund is treated as a regulated investment company, in order for the Fund to pay tax-exempt dividends, at least 50% of the value of the Fund's total assets must consist of tax-exempt obligations on a quarterly basis. The Fund intends to meet this requirement. If the Fund failed to do so, it would not be able to pay tax-exempt dividends and your distributions attributable to interest received by the Fund from any source would be taxable as ordinary income to the extent of the Fund's earnings and profits.

     The Fund may be required to withhold taxes on certain of your dividends if you have not provided the Fund with your correct taxpayer identification number (if you are an individual, normally your Social Security number), or if you are otherwise subject to back-up withholding. If you receive Social Security benefits or certain Railroad Retirement benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

     If you borrow money to buy Fund shares, you may not be permitted to deduct the interest on that loan. Under federal income tax rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money. Holders are urged to consult their own tax advisers regarding the impact of an investment in Common Shares upon the deductibility of interest payable by the holder.

     The Fund is generally not an appropriate investment for retirement plans, other entities that are not subject to tax and foreign shareholders.

STATE AND LOCAL TAX MATTERS

     The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. In some states, the portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of that state's securities and its political subdivisions and instrumentalities is exempt from that state's income tax. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income. Shareholders of the Fund are advised to consult with their own tax advisers about state and local tax matters.

     Please refer to the Statement of Additional Information for more detailed information. You are urged to consult your tax adviser.

                                  UNDERWRITING

     SUBJECT TO THE TERMS AND CONDITIONS OF A [PURCHASE/UNDERWRITING AGREEMENT]
DATED [       ], 2003, EACH UNDERWRITER NAMED BELOW HAS SEVERALLY AGREED TO
PURCHASE, AND THE FUND HAS AGREED TO SELL TO SUCH UNDERWRITER THE NUMBER OF COMMON SHARES SET FORTH OPPOSITE THE NAME OF SUCH UNDERWRITER.

         UNDERWRITER                                         NUMBER OF COMMON SHARES
         -----------                                         -----------------------


         Total..............................................        [_________]


     The purchase/underwriting agreement provides that the obligations of the underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the [purchase/underwriting agreement] if any of the Common Shares are purchased. In the [purchase/underwriting agreement], the Fund and the Adviser have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute payments the underwriters may be required to make for any of those liabilities.

     The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $[ ] per share. The sales load the Fund will pay of $[ ] per Common Share is equal to [ ]% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount in excess of $[ ] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed.

     The following table shows the public offering price, sales load and proceeds before expenses to the Fund. The information assumes either no exercise or full exercise by the underwriters of their over-allotment option.

                                                                                WITHOUT           WITH
                                                              PER SHARE          OPTION          OPTION
                                                              ---------         -------          ------
Public offering price................................           $  15             $               $
Sales load...........................................           $                 $               $
Proceeds, before expenses, to the Fund...............           $                 $               $

     The expenses of the offering are estimated at $[ ] and are payable by the Fund. The Fund has agreed to pay the underwriters $.005 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. [AIG Global Investment Group has agreed to pay organizational expenses and offering costs of the Fund (other than sales load) that exceed $[ ] per share.]

     The Fund has granted the underwriters an option to purchase up to [    ]
additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus solely to cover any over-allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the [purchase/underwriting agreement], to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

     Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing our Common Shares. However, the representatives may engage in transactions that stabilize the price of our Common Shares, such as bids or purchases to peg, fix or maintain that price.

     If the underwriters create a short position in our Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this Prospectus, the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above. The underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of our Common Shares to stabilize its price or to reduce a short position may cause the price of our Common Shares to be higher than it might be in the absence of such purchases.

     Neither we nor any of the underwriters make any representation or prediction as to the direction or magnitude of any effect that the transaction described above may have on the price of our Common Shares. In addition, neither we nor any of the underwriters make any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

     The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the [purchase/underwriting agreement] without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the [purchase/underwriting agreement].

     The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

     One or more of the underwriters of Common Shares may also act as an underwriter of the Preferred Shares.

     AIG Global Investment Group has also agreed to pay a fee to [ ] payable quarterly at the annual rate of .10% of the Fund's Managed Assets during the continuance of the Investment Advisory and Management Agreement. The maximum amount of this fee will not exceed 4.5% of the aggregate initial offering price of the Common Shares offered hereby; provided, that in determining when the maximum amount has been paid the value of each of the quarterly payments shall be discounted at the annual rate of 10% to the closing date of this offering. [ ] has agreed to provide certain after-market services to AIG Global Investment Group designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry.

                          CUSTODIAN AND TRANSFER AGENT

     The Custodian of the assets of the Fund is [ ]. The Custodian performs custodial, fund accounting and portfolio accounting services. [ ], will serve as the Fund's Transfer Agent with respect to the Common Shares.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the Common Shares will be passed
upon for the Fund by Dechert, Washington, DC and for the Underwriters by [    ].
Dechert and [    ] may rely on [    ] as to matters of Delaware law.

================================================================================

                                 [     ] SHARES


                           AIG GLOBAL INVESTMENT GROUP


                             MUNICIPAL INSURED FUND

                                  COMMON SHARES


                               -------------------

                               P R O S P E C T U S

                               -------------------


                                 [Underwriters]


                                  [    ], 2003

================================================================================

                           AIG GLOBAL INVESTMENT GROUP

                             MUNICIPAL INSURED FUND

                       STATEMENT OF ADDITIONAL INFORMATION

     AIG Global Investment Group Municipal Insured Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. This Statement of Additional Information relating to Common Shares does not constitute a prospectus, but should be read in conjunction with the Prospectus relating
thereto dated [   ], 2003. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Prospectus prior to purchasing such Common Shares. A copy of the Prospectus may be obtained without charge by calling (212) 458-2000. You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

                                TABLE OF CONTENTS

     [INSERT TABLE OF CONTENTS]

        This Statement of Additional Information is dated [       ], 2003.

                                 USE OF PROCEEDS

     Pending investment in municipal bonds that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in high quality, short-term tax-exempt money market securities or in high quality municipal bonds with relatively low volatility (such as pre-refunded and intermediate-term bonds), to the extent such securities are available. If necessary to invest fully the net proceeds of the offering immediately, the Fund may also purchase, as temporary investments, short-term taxable investments of the type described under "Investment Policies and Techniques-- Short-Term Taxable Fixed Income Securities," the income on which is subject to regular federal income tax, and securities of other open-end or closed-end investment companies that invest primarily in municipal bonds of the type in which the Fund may invest directly.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks to provide current income exempt from regular federal income tax and the alternative minimum tax applicable to individuals.

                             INVESTMENT RESTRICTIONS

     Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common Shares and Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class:

     (1) invest more than 25% of its total assets in securities of issuers in any one industry. U.S. territories, states, municipalities and their respective agencies and instrumentalities are not considered to be industries for this purpose;

     (2) with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result (i) more than 5% of the value of its total assets would be invested in the securities of any single issuer or
     (ii) the Fund would hold more than 10% of the outstanding securities of any one issuer;

     (3) issue senior securities, except for preferred shares and except to the extent permitted under the Investment Company Act and as interpreted, modified, or otherwise permitted by regulatory authorities having jurisdiction from time to time;

     (4) borrow money, except from banks and except to the extent permitted under the Investment Company Act and as interpreted, modified, or otherwise permitted by regulatory authorities having jurisdiction from time to time;

     (5) make loans of money or property to any person, except as permitted under the Investment Company Act and as interpreted, modified, or otherwise permitted by regulatory authorities having jurisdiction from time to time. For purposes of this limitation, making loans of portfolio securities, purchasing fixed income securities consistent with the Fund's investment objective and policies or entering into repurchase agreements are not deemed to be making loans;

     (6) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Fund may be deemed to be an underwriter under the federal securities laws;

     (7) purchase or sell real estate or interests therein other than securities secured by real estate or interests therein, provided that (i) the Fund may hold and sell any real estate acquired in connection with its investment in portfolio securities and (ii) the Fund may purchase bonds or commercial paper issued by companies, including real estate investment trusts and real estate limited partnerships, which invest in real estate or interests therein. The Fund reserves freedom of action to hold and to sell real estate acquired as a result of ownership of securities; or

     (8) purchase or sell physical commodities or contracts relating to physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, or other financial instruments, options on futures contracts, forward contracts or any interest rate, securities-related or other hedging instruments.

     When used with respect to particular shares of the Fund, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or
(ii) more than 50% of the shares, whichever is less.

     For purposes of applying the limitation set forth in subparagraph (1) above, obligations backed only by the assets and revenues of non-governmental issuers may for this purpose be deemed to be issued by non-governmental issuers. Thus, the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its total assets in a broader economic sector of the market for municipal obligations, such as revenue obligations of hospitals and other health care facilities or electrical utility revenue obligations. The Fund may invest up to 10% of its total assets in municipal obligations that are collateralized by the proceeds of a class action or other litigation against the tobacco industry, and may invest up to 20% of its total assets in such municipal obligations together with industrial development bonds and pollution control bonds.

     For the purpose of applying the limitation set forth in subparagraph (1) above, a non-governmental issuer will be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it will also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it will not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in municipal bonds insured by any given insurer.

     As a non-fundamental policy, the Fund will, under normal market conditions, invest at least 80% of its Managed Assets in municipal bonds that (1) pay interest that is exempt from regular federal income tax and the alternative minimum tax applicable to individuals and (2) are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. This non-fundamental policy like all non-fundamental investment policies may be changed by the board of trustees upon 60 days' notice to shareholders without prior approval of the Fund's outstanding voting shares.

     Under the Investment Company Act, the Fund may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Fund will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Fund's advisory fees and other expenses with respect to assets so invested. Holders of Common Shares therefore will be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and therefore may be subject to the same leverage risks described herein and in the Prospectus. As described in the Prospectus in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

     The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the acquisition of securities.

     In addition, to comply with federal tax requirements for qualification as a "regulated investment company," the Fund's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Fund's total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses and
(b) with regard to
at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities (other than securities issued the United States government, its agencies and instrumentalities or securities of other regulated investment companies) of a single issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.

     The Fund intends to apply for ratings for the Preferred Shares from Moody's, S&P or Fitch ("Rating Agencies"). In order to obtain and maintain the required ratings, the Fund will be required to comply with investment quality, diversification and other guidelines established by the Rating Agencies. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's holders of Common Shares or its ability to achieve its investment objective. The Fund presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings of Aaa or AAA by the Rating Agencies, but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares by the Fund. Rating Agencies receive fees in connection with their ratings issuances.

                       INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Fund's investment objective, policies and techniques that are described in the Prospectus.

PORTFOLIO INVESTMENTS

     The Fund may invest up to 20% of its Managed Assets in investment grade municipal bonds that are exempt from regular federal income tax and which may be uninsured.

     Municipal bonds rated Baa or BBB are considered "investment grade" securities; municipal bonds rated Baa by Moody's are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while municipal bonds rated BBB by S&P or Fitch are regarded as having adequate capacity to pay principal and interest. Municipal bonds rated Baa or BBB or better by Rating Agencies in which the Fund may invest may have been so rated on the basis of the existence of insurance guaranteeing the timely payment, when due, of all principal and interest. Municipal bonds rated below investment grade quality are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Municipal bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated municipal bonds is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on AIG Global Investment Corp.'s (the "Adviser" or AIG Global Investment Group") research and analysis when investing in these securities.

     A general description of Moody's, S&P's and Fitch's ratings of municipal bonds is set forth in Appendix A hereto. The ratings of the Rating Agencies represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.

     The Fund intends to invest primarily in long-term municipal bonds and expects to maintain a dollar weighted average maturity of 15 years or more, but the average weighted maturity may be shortened or extended from time to time depending on market conditions. As a result, the Fund's portfolio at any given time may include both long-term and intermediate-term municipal bonds. Moreover, during temporary defensive periods (e.g., times when, in AIG Global Investment Group's opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal bonds are available), and in order to keep cash on hand fully invested, including the period during which the net proceeds of the offering are being invested, the Fund may invest any percentage of its assets in short-term investments including high quality, short-term securities which may be either tax-exempt or taxable and securities of other open-end or closed-end investment companies that invest primarily in municipal bonds of the type in which the Fund may invest directly. The Fund intends to invest in taxable short-term investments only in the event that suitable tax-exempt temporary investments are not available at reasonable prices and yields. Tax-exempt temporary investments include various obligations issued by state and local governmental issuers, such as tax-exempt notes (bond anticipation notes, tax anticipation notes and revenue anticipation notes or other such municipal bonds maturing in three years or less from the date of issuance) and municipal commercial paper. The Fund will invest only in taxable temporary investments which are U.S. government securities or securities rated within the two highest grades by the Rating Agencies, and which mature within one year from the date of purchase or carry a variable or floating rate of interest. Taxable temporary investments of the Fund may include certificates of deposit issued by U.S. banks with assets of at least $1 billion, commercial paper or corporate notes, bonds or debentures with a remaining maturity of one year or less, or repurchase agreements. See "Other Investment Policies and Techniques--Repurchase Agreements." To the extent the Fund invests in taxable investments, the Fund will not at such times be in a position to achieve its investment objective of tax-exempt income.

     The foregoing policies as to ratings of portfolio investments will apply only at the time of the purchase of a security and the Fund will not be required to dispose of securities in the event the one of the Rating Agencies downgrades its assessment of the credit characteristics of a particular issuer.

     Also included within the general category of municipal bonds described in the Prospectus are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "Municipal Lease Obligations") of municipal authorities or entities. Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult. In order to reduce this risk, the Fund will purchase Municipal Lease Obligations only when AIG Global Investment Group believes the issuer has a strong incentive to continue making appropriations until maturity.

     Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal bonds may be materially affected.

     In addition to the types of municipal bonds described in the Prospectus, the Fund may invest in other securities that pay interest that is, or make other distributions that are, exempt from regular federal income tax and/or state and local personal taxes, regardless of the technical structure of the issuer of the instrument. The Fund treats all such tax-exempt securities as municipal bonds.

ADDITIONAL INFORMATION ABOUT MUTUAL FUND INSURANCE POLICIES

     The Fund intends to obtain a Fund Policy from an insurer with a claims-paying ability rated "AAA" by S&P or Fitch or "Aaa" by Moody's. See Appendix A for a description of S&P's, Fitch's, and Moody's claims-paying ability ratings. The Fund reserves the right to obtain a Fund Policy from an insurer with a claims-paying ability rated "AA" by S&P or Fitch or "Aa" by Moody's. Under such a Fund Policy, if the principal of or interest on a bond covered by the Fund Policy is due for payment, but is unpaid by reason of non-payment by the issuer, the insurance provider, upon proper notice by the Fund, will make a payment of such amount to a fiscal agent for the benefit of the Fund, upon the fiscal agent receiving from the Fund (i) evidence of the Fund's right to receive payment of the principal or interest due for payment and
(ii) evidence that all of the Fund's right to such payment of the principal or interest due for payment shall thereupon vest with the insurance provider. The principal of a bond is considered due for payment under the Fund Policy at the stated maturity date of such bond or the date on which the same shall have been duly called for mandatory sinking fund redemption. The principal of a bond will not be considered due for payment under the Fund Policy by reason of a call for redemption (other than a mandatory sinking fund redemption), acceleration or other advancement of maturity. The interest on a bond is considered due under the Fund Policy on the stated date for payment. "Non-payment" by an issuer of bonds is when that issuer has not provided, on a timely basis, sufficient funds to the payment agent of the issuer for payment in full of all principal and interest due for payment.

     An insurance provider's obligation to insure any particular bond that it has agreed to insure is subject only to the Fund's becoming the owner of such bond (i) on or before the 100th day following the date on which the Fund purchases such bond or (ii) on or before the 150th day following the purchase date in the case of "when, as and if issued" bonds that the insurer thereof has failed on a timely basis to deliver in definitive form to the purchasers thereof. So long as the Fund becomes the owner on or before the 100th or the 150th day following the purchase date, as the case may be, such bond will be insured as of the purchase date. Once the insurance under the Fund Policy is effective with respect to the municipal bonds, it will cover the municipal bonds only so long as (i) the Fund is in existence, (ii) the insurance provider is still in business, (iii) the covered municipal bonds continue to be held by the Fund, and (iv) the Fund pays the insurance premium monthly with respect to the covered municipal bonds. In the event of a sale of any municipal bond held by the Fund or payment thereof prior to maturity, the Fund Policy will terminate as to such municipal bond and the insurance provider will be liable only for those payments of principal and interest that are then due and owing. However, if in the judgment of the Adviser it would be to the Fund's advantage, the Fund may purchase additional insurance (if available at an acceptable premium) that will extend the insurance coverage on such municipal bond until maturity.

     The Fund Policy provides that it is non-cancelable by the insurance provider except for non-payment of premiums. Once the Fund purchases a bond and begins paying an insurance premium for that bond based upon a stated annual premium, that annual premium rate cannot be changed by the insurance provider so long as the bond is owned by the Fund and insured under the Fund Policy. Similar municipal bonds purchased at different times, however, may have different insurance premiums. The Fund may cancel the Fund Policy at any time upon written notice to the insurance provider and may do so if the Fund determines that the benefits of the Fund Policy are not justified by the expense involved. In the event that the Fund were to cancel the Fund Policy and not obtain a substitute, the Fund would satisfy its investment policy concerning the portion of its assets required to be invested in insured municipal bonds by limiting such investments to municipal bonds covered by New Issue Insurance Policies. If adequate quantities of such municipal bonds were not available, the Fund would promptly seek approval of its shareholders to change its name and its fundamental investment policy.

     If the Fund discontinues insuring newly acquired municipal bonds with an insurance provider, it has the right to continue paying premiums to the insurance provider for all municipal bonds previously insured and still held by the Fund and keep the insurance in force as to those municipal bonds. The insurance premiums will be payable monthly in advance by the Fund based on a statement of premiums duly supplied by the insurance provider. The amount of premiums due will be computed on a daily basis for purchases and sales of covered municipal bonds during the month. If the Fund sells a municipal bond or that bond is redeemed, the insurance provider will refund any unused portion of the premium.

     Municipal bonds are eligible for insurance under the Fund Policy if they are, at the time of purchase by the Fund, identified separately or by category in qualitative guidelines (based primarily on ratings) furnished by an insurance provider, and are in compliance with the aggregate limitations on amounts set forth in such guidelines. Premium variations are based, in part, on the rating of the municipal bond being insured at the time the Fund purchases such bond. The insurance provider may be willing to insure only a portion of the outstanding bonds, or issue of bonds, by any particular issuer. In such event, the insurance provider will advise the Fund, on a quarterly basis, of any limitation on the insurance available for such municipal bonds. Once the insurance provider has established such a limitation, it cannot reduce that limitation for any issue during that quarter, but the insurance provider may, at its sole discretion, remove at any time, any municipal bond from its list of bonds eligible to be insured if the credit quality of such municipal bond has materially deteriorated after the quarterly limitation is made. Once such municipal bond is removed from the list of bonds eligible to be insured, the Fund cannot acquire insurance upon such municipal bond from the insurance provider. The insurance provider, however, must continue to insure the full amount of such bonds previously acquired so long as they remain held by the Fund and were, at the time of purchase by the Fund, considered eligible by the insurance provider. The qualitative guidelines and aggregate amount limitations established by the insurance provider, from time to time, will not necessarily be the same as those the Adviser would use to govern selection of municipal bonds for the Fund's investments. Therefore, from time to time, such guidelines and limitations may affect investment decisions. When the Fund's investment policies are more restrictive than the qualitative guidelines and aggregate amount limitations established by the insurance provider or any other insurer, the Fund's policies will govern.

     Because coverage under the Fund Policy terminates upon sale of a municipal bond held by the Fund, the insurance does not have any effect on the resale value of municipal bonds. Therefore, the Adviser may decide to retain any insured municipal bonds which are in default or, in the opinion of the Adviser, in significant risk of default and to recommend to the trustees that the Fund place a value on the insurance that will be equal to the difference between the market value of the defaulted municipal bond and the market value of similar municipal bonds of minimum investment grade (i.e., rated BBB) that are not in default. As a result, the Adviser may be unable to manage fully the Fund's investments to the extent that it holds defaulted municipal bonds, which will limit the ability of the Adviser in certain circumstances to purchase other municipal bonds. While a defaulted municipal bond is held by the Fund, the Fund continues to pay the insurance premium thereon, but also collects interest payments from the insurer and retains the rights to collect the full amount of principal from the insurer when the municipal bond comes due. The Fund expects that the market value of a defaulted municipal bond covered by a New Issue Insurance Policy will generally be greater than the market value of an otherwise comparable defaulted municipal bond covered by the Fund Policy.

DESCRIPTION OF INSURERS

     PRINCIPAL INSURERS. Currently, Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), AMBAC Indemnity Corporation ("AMBAC"), Radian Asset Assurance ("Radian"), XL Capital Assurance ("XL Capital"), CDC IXIS Financial Guaranty North America, Inc. ("CIFG NA"), and Financial Security Assurance Corp., together with its affiliated insurance companies, Financial Security Assurance International Inc. and Financial Security Assurance of Oklahoma, Inc. (collectively, "FSA"), are considered to have a high claims-paying ability and, therefore, are eligible insurers for the Fund's obligations. Additional insurers may be added without further notification. The following information concerning these eligible insurers is based upon information provided by such insurers or information filed with certain state insurance regulators. The Fund has not independently verified such information and makes no representations as to the accuracy and adequacy of such information or as to the absence of material adverse changes subsequent to the date thereof.

     MBIA is a monoline financial guaranty insurance company created from an unincorporated association (the Municipal Bond Insurance Association), through which its members wrote municipal bond insurance on a several and joint-basis through 1986. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company ("BIG"), which has subsequently changed its name to MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG ceded all of its net insured risks, as well as its related unearned premium and contingency reserves, to MBIA. MBIA issues municipal bond insurance policies guarantying the timely payment of principal and interest on new municipal bond issues and leasing obligations of municipal entities, secondary market insurance of such instruments and insurance on such instruments held in unit investment trusts and mutual funds. As of December 31, 2001, MBIA had total assets of approximately $16.12 billion and qualified statutory capital of approximately $4.8 billion. MBIA has a claims-paying ability rating of AAA by S&P and Aaa by Moody's.

     Financial Guaranty Insurance Corporation, a wholly owned subsidiary of FGIC Corporation, which is a wholly owned subsidiary of General Electric Capital Corporation, is an insurer of municipal securities, including new issues, securities held in unit investment trusts and mutual funds, and those traded on secondary markets. The investors in FGIC Corporation are not obligated to pay the debts of or claims against FGIC. As of December 31, 2000, FGIC had total assets of approximately $2.75 billion and qualified statutory capital of approximately $1.99 billion. FGIC has a claims-paying ability rating of AAA by S&P and Fitch, and Aaa by Moody's.

     AMBAC, a wholly owned subsidiary of AMBAC Inc., is a monoline insurance company whose policies guaranty the payment of principal and interest on municipal obligations issues. As of December 31, 2001, AMBAC had assets of approximately $12.26 billion and qualified statutory capital of approximately $3.26 billion. AMBAC has a claims-paying ability rating of AAA by S&P and Aaa by Moody's.

     Radian is a wholly owned subsidiary of Radian Group Inc. Radian is rated AA by S&P and Fitch and provides financial guaranty insurance and reinsurance for debt and asset backed securities. Radian was formerly known as Asset Guarantee Company and was purchased by Radian Group for $518 million in February 2001. As of December 31, 2001, Radian had assets of $381 million and statutory capital of $169.8 million.

     XL Capital is a new AAA rated financial guarantor and a wholly owned subsidiary of property casualty insurer XL Capital Ltd. XL Capital began transactions in January of 2001 and is rated AAA/Aaa by S&P and Moody's respectively. It is currently capitalized with $100 million and cedes 90% of its exposure to XL Financial Assurance, a Bermuda based subsidiary of XL Capital Ltd. XL Financial Assurance has $274 million in hard capital and $100 million in stop loss protection. Beyond this, XL Financial Assurance further guarantees 100% of XL Capital exposure with $2.7 billion in shareholders equity. XL Capital has $88 million in assets, and through its parent and subsidiary agreements XL Capital has $1 billion in qualified statutory capital.

     CIFG NA is a new financial guarantor rated AAA/Aaa from Fitch, Moody's and S&P. CIFG NA is a subsidiary of CDC IXIS Financial Guaranty ("CIFG"), which is a subsidiary of CIFG Holding, which is in turn owned by parent company CDC IXIS. CDC IXIS is a French domiciled corporation with a broad spectrum of insurance related businesses. CIFG recently entered the bond insurance business with two companies, CIFG Europe and CIFG NA. CIFG is capitalized with $280 million in cash, with CIFG NA holding $100 million in cash. CDC IXIS backs the two entities with $220 million in the form of a subordinated loan agreement. Over 75% of CIFG NA's business will be passed on through a reinsurance policy to CIFG. Combining all capital, CIFG NA will have claims paying resources of $500 million.

     FSA purchased Capital Guaranty Insurance Company including its book of business and reserves effective December 20, 1995. FSA is a monoline insurer whose policies guaranty the timely payment of principal and interest on new issue and secondary market issue municipal securities transactions, among other financial obligations. As of December 31, 2001, FSA had total assets of approximately $4.3 billion and qualified statutory capital of approximately $1.59 billion. FSA has a claims-paying ability rating of AAA by S&P and Aaa by Moody's. On March 14, 2000, Dexia, Europe's largest municipal lender with assets in excess of $230 billion announced that it had signed a definitive agreement providing for the acquisition of FSA Holdings, holding company for FSA, Inc. Dexia acquired the company in the second quarter of 2000, for $2.6 billion in cash, or $76 per share.

SHORT-TERM TAXABLE FIXED INCOME SECURITIES

     For temporary defensive purposes or to keep cash on hand fully invested, the Fund may invest up to 100% of its total assets in cash equivalents and short-term taxable fixed income securities, although the Fund intends to invest in taxable short-term investments only in the event that suitable tax-exempt short-term investments are not available at reasonable prices and yields. Short-term taxable fixed income investments are defined to include, without limitation, the following:

     (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by
     (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

     (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

     (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. The goal is to assure a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. AIG Global Investment Group monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. AIG Global Investment Group does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

     (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. AIG Global Investment Group will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major Rating Agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

SHORT-TERM TAX-EXEMPT FIXED INCOME SECURITIES

     Short-term tax-exempt fixed income securities are securities that are exempt from regular Federal income tax and mature within three years or less from the date of issuance. Short-term tax-exempt fixed income securities are defined to include, without limitation, the following:

     Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     Grant Anticipation Notes ("GANs") are issued by government or governmental bodies with the expectation that grant revenues to be received in the future will be used to repay the notes.

     Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

     Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

     Tax-Exempt Commercial Paper ("municipal paper") represents very short-term, unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities on municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

     Certain municipal bonds may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market indices.

     While the various types of notes described above as a group represent the major portion of the tax-exempt note market, other types of notes are available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

DURATION MANAGEMENT AND OTHER MANAGEMENT TECHNIQUES

     The Fund may use a variety of other investment management techniques and instruments. The Fund may purchase and sell futures contracts, enter into various interest rate transactions and may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts (collectively, "Additional Investment Management Techniques"). These Additional Investment Management Techniques may be used for duration management and other risk management techniques in an attempt to protect against possible changes in the market value of the Fund's portfolio resulting from trends in the debt securities markets and changes in interest rates, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities and to enhance income or gain. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. The Additional Investment Management Techniques are described below. The ability of the Fund to use them successfully will depend on AIG Global Investment Group's ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured. Inasmuch as any obligations of the Fund that arise from the use of Additional Investment Management Techniques will be covered by designating liquid assets on the books and records of the Fund or offsetting transactions, the Fund and AIG Global Investment Group believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. Commodity options and futures contracts regulated by the CFTC have specific margin requirements described below and are not treated as senior securities. The use of certain Additional Investment Management Techniques may give rise to taxable income and have certain other consequences. See "Tax Matters."

     INTEREST RATE SWAP TRANSACTIONS. The Fund may enter into either asset-based interest-rate swaps or liability-based interest-rate swaps, depending on whether it is hedging its assets or its liabilities. The Fund will usually enter into interest-rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Since these hedging transactions are entered into for good faith hedging purposes, the Fund believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the borrowing restrictions applicable to each Fund. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be segregated in a manner that satisfies the requirements of the Investment Company Act. To the extent that the Fund enters into interest-rate swaps on other than a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to such interest-rate swaps, accrued on a daily basis. The Fund may pledge up to 5% of its total assets in connection with interest-rate swap transactions. The Fund will not enter into any interest-rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest-rate swaps is a highly speculative activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. If incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared to what it would have been if this investment technique was never used.

     The Fund may enter into interest-rate swaps only to hedge its portfolio. Interest-rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest-rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Since interest-rate swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its rights to receive interest on its Fund securities and its rights and obligations to receive and pay interest pursuant to interest-rate swaps.

     MUNICIPAL MARKET DATA RATE LOCKS. The Fund may purchase and sell rate locks ("Rate Locks"). A Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain. A Rate Lock is a contract between the Fund and a Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys a Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into Rate Locks, there is a risk that municipal yields will move in the direction opposite of the direction anticipated by the Fund. The Fund will not enter into Rate Locks if, as a result, more than 50% of its total assets would be required to cover its potential obligations under its hedging and other investment transactions.

     HEDGING STRATEGIES. For hedging purposes as a temporary defensive maneuver, the Fund may use forward contracts on foreign currencies ("Forward Contracts"), interest-rate futures contracts and bond index futures contracts (together, "Futures"), call and put options on debt securities, futures, stock and bond indices and foreign currencies (all the foregoing referred to as "Hedging Instruments"). Hedging Instruments may be used to attempt: (i) to protect against possible declines in the market value of the Fund resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) to protect the Fund's unrealized gains in the value of its equity and debt securities that have appreciated; (iii) to facilitate selling securities for investment reasons; (iv) to establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or (v) to reduce the risk of adverse currency fluctuations. The Fund might use [eurodollar] futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

     The Fund's strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the Fund, to permit the Fund to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that Fund securities are not fully included in a rise in value of the debt securities market, the Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot ("cash") rate. Additional information about the Hedging Instruments the Funds may use is provided below.

     OPTIONS ON SECURITIES. As noted above, the Fund may write and purchase call and put options on debt securities. When the Fund writes a call on a security, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss which could be substantial if the Fund does not own the underlying securities, should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because the Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gains for federal income tax purposes, and when distributed by the Fund, are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market it would hold the callable securities until the call expired or was exercised.

     When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a call option entails the Fund giving a party a right to purchase certain securities at a set future date and price determined at the time of contract, in return for a premium. A written call is covered to the extent that the Fund owns the securities subject to the option. The premium the Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As described above, for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

     When the Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit.)

     Buying a put on an investment the Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities.

     When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund, therefore, forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     OPTIONS ON SECURITIES INDICES. As noted above, under "Hedging Strategies," the Fund may write and purchase call and put options on securities indices. Puts and calls on broadly -based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When the Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. When the Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash is determined by the multiplier, in the same manner as described above pertaining to calls.

     Certain provisions of the Code may restrict or affect the ability of the Fund to engage in Additional Investment Management Techniques. See "Tax Matters."

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

RESTRICTED AND ILLIQUID SECURITIES

     Certain of the Fund's investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

     The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

BORROWING

     The Fund reserves the right to borrow funds to the extent permitted as described under the caption "Investment Objective and Policies--Investment Restrictions." The proceeds of such borrowings may be used for any valid purpose including, without limitation, liquidity, investments and repurchases of shares of the Fund. Borrowing is a form of leverage and, in that respect, entails risks comparable to those associated with the issuance of Preferred Shares.

REPURCHASE AGREEMENTS

     As temporary investments, the Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will enter into repurchase agreements only with registered securities dealers or domestic banks that, in the opinion of AIG Global Investment Group, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. AIG Global Investment Group will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, AIG Global Investment Group will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. At the time the Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under certain circumstances in which the Fund does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

     If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

ZERO COUPON BONDS

     The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because the Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

LENDING OF SECURITIES

     The Fund may lend its portfolio securities to banks or dealers that meet the creditworthiness standards established by the board of trustees of the Fund ("Qualified Institutions"). By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the Investment Company Act, which currently requires that
(i) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (iii) the loan be made subject to termination by the Fund at any time and (iv) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund's total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by AIG Global Investment Group, and will be considered in making decisions with respect to lending securities, subject to review by the Fund's board of trustees.

     The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's board of trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

MISCELLANEOUS INVESTMENTS

     The Fund, either singly or in conjunction with other funds advised or sub-advised by AIG Global Investment Group or an affiliate thereof, may invest in taxable fixed-income or equity securities, for the purposes of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided that AIG Global Investment Group determines that such investment would enable the Fund to better maximize an existing investment in such issuer.

Investment in taxable securities would result in a portion of your dividend being subject to regular federal income tax.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS

     Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds because they may protect to some degree against a rise in interest rates.

VARIABLE RATE OBLIGATIONS

     The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provided that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

PORTFOLIO TURNOVER

     The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover, which may increase capital gains and the expenses incurred in connection with such trading. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     AIG Global Investment Corp. (the "Adviser" or "AIG Global Investment Group") serves as the Fund's investment adviser. Although AIG Global Investment Group intends to devote such time and effort to the business of the Fund as is reasonably necessary to perform its duties to the Fund, the services of AIG Global Investment Group are not exclusive and AIG Global Investment Group provides similar services to other investment companies and other clients and may engage in other activities.

     Pursuant to an Investment Advisory and Management Agreement between AIG Global Investment Group and the Fund, the Fund has agreed to pay for the investment advisory services and facilities provided by AIG Global Investment Group a fee payable monthly in arrears at an annual rate equal to [ ]% of the average weekly value of the Fund's Managed Assets ("Management Fee"). Managed Assets are the total assets of the Fund, which includes any proceeds from the Preferred Shares, minus the sum of accrued liabilities (other than indebtedness attributable to leverage). This means that during periods in which the Fund is using leverage, the fee paid to AIG Global

Investment Group will be higher than if the Fund did not use leverage because the fee is calculated as a percentage of the Fund's Managed Assets, which include those assets purchased with leverage. [Under an expense limitation agreement between AIG Global Investment Group and the Fund, AIG Global Investment Group has agreed to waive a portion of its Management Fee or assume other Fund expenses in an amount of [ ]% the average weekly value of the Fund's Managed Assets in each of the first five years of the Fund's operations (through
[      ]) and for a declining amount for an additional five years (through
[      ]).] [The Fund will reimburse AIG Global Investment Group for certain expenses AIG Global Investment Group incurs in connection with performing certain services for the Fund.]

     Under the Investment Advisory and Management Agreement, the Adviser serves as investment adviser for, and selects and manages the investments of, the Fund. The Adviser also provides certain administrative services and supervises the Fund's daily business affairs, subject to general review by the trustees. The Investment Advisory and Management Agreement will be in effect for an initial two-year term, and thereafter will continue from year to year, if approved at least annually by vote of a majority of the trustees or by the holders of a majority of the Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the trustees who are not parties to the Investment Advisory and Management Agreement or "interested persons" of any such party as defined in the Investment Company Act by vote cast in person at a meeting called for such purpose. The Investment Advisory and Management Agreement may be terminated at any time, without penalty, on 60 days' written notice by the trustees, by the holders of a majority of the Fund's outstanding voting securities or by the Adviser. The Investment Advisory and Management Agreement will automatically terminate in the event of its assignment (as defined in the Investment Company Act and the rules thereunder).

     The Investment Advisory and Management Agreement was approved by Fund's board of trustees at an in-person meeting of the board of trustees held on
[      ], including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). This agreement provides for the Fund to pay a management fee at an annual rate equal to [ ]% of the average weekly value of the Fund's Managed Assets.

     In addition to the Management Fee of AIG Global Investment Group, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with AIG Global Investment Group), administrator, custodian, transfer agent and dividend disbursing agent fees and expenses, legal fees and expenses, leverage expenses, Rating Agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. Under the terms of the Investment Advisory and Management Agreement, the Adviser is not liable to the Fund or its shareholders for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the Adviser.

TRUSTEES AND OFFICERS

     The officers of the Fund manage its day-to-day operations. The officers are directly responsible to the Fund's board of trustees which sets broad policies for the Fund and chooses its officers. The following is a list of the trustees and officers of the Fund and their present positions and principal occupations during the past five years. Trustees who are interested persons of the Fund (as defined in the Investment Company Act) are denoted by an asterisk(*). Trustees who are independent trustees (as defined in the Investment Company Act) (the "Independent Trustees") are denoted without an asterisk. The business address of the Fund, AIG Global Investment Group and their board members and officers is 175 Water Street, New York, New York, 10038, unless specified otherwise below.

                                                                              Number of
                                                Principal Occupation     Portfolios in Fund
 Name, Address, Age      Term of Office and     During the Past Five      Complex Overseen
and Position(s) Held       Length of Time          Years and Other          by Trustee or        Other Directorships
   With Registrant             Served                Affiliations        Nominee for Trustee       Held by Trustee
Independent
Trustees:
        [   ]                  [   ]                    [   ]                   [   ]                    [   ]

Interested
Trustees:
        [   ]                  [   ]                    [   ]                   [   ]                    [   ]

----------
(1) After a trustee's initial term, each trustee is expected to serve a three year term concurrent with the class of trustees for which he serves:

     -    [     ], as Class I trustees, are expected to stand for re-election at
          the Fund's [    ] annual meeting of shareholders

     -    [     ], as Class II trustees, are expected to stand for re-election
          at the Fund's [     ] annual meeting of shareholders

     -    [     ], as Class III trustees, are expected to stand for re-election
          at the Fund's [     ] annual meeting of shareholders

(2)  Each trustee has served in such capacity since the Fund's inception.


                                                                  Principal Occupation During the Past
Name and Age                               Title                    Five Years and Other Affiliations
       OFFICERS:
       [      ]                          Secretary                              [      ]
       Age:  [    ]
       [          ]                      Treasurer                              [      ]
       Age:  [    ]
       [      ]                        Vice President                           [      ]
       Age:  [    ]
       [      ]                        Vice President                           [      ]
       Age:  [    ]
       [      ]                      Assistant Treasurer                        [      ]
       Age:  [    ]
       [      ]                      Vice President/Tax                         [      ]
       Age:  [    ]


     Prior to this offering, all of the outstanding shares of the Fund were owned by AIG Global Investment Group.

                                                                       Aggregate Dollar Range of Equity
                                                                         Securities in All Registered
                                                                       Investment Companies Overseen by
                            Dollar Range of Equity  Securities in     Directors in the Family Investment
Name of Director            the Fund(*)                                          Companies(*)
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]
[    ]                                    $[    ]                              $[    ] - $[    ]

----------
(*) As of [          ]. The trustees do not own shares in the Fund as it is a
newly formed closed-end investment company.

     The fees and expenses of the Independent Trustees of the Fund are paid by the Fund. The trustees who are members of the AIG Global Investment Group organization receive no compensation from the Fund. It is estimated that the Independent Trustees will receive from the Fund the amounts set forth below for
the Fund's calendar year ending [       ], assuming the Fund had been in
existence for the full calendar year.

                                                                         Total Compensation From the Fund
                                                                          and Fund Complex Paid to Board
Name of Board Member           Estimated Compensation From Fund                       Member
[    ]                                       $[   ]                                   $[   ]
[    ]                                       $[   ]                                   $[   ]
[    ]                                       $[   ]                                   $[   ]
[    ]                                       $[   ]                                   $[   ]
[    ]                                       $[   ]                                   $[   ]
[    ]                                       $[   ]                                   $[   ]


     Each Independent Trustee receives an annual fee calculated as follows: (i)
$[    ] from each fund/trust in the Fund Complex and (ii) $[    ] for each
meeting of each board in the Fund Complex attended by such Independent Trustee. The total annual aggregate compensation for each Independent Trustee is capped
at $[   ] per annum. In the event that the $[   ] cap is met with respect to an
Independent Trustee, the amount of the Independent Trustee's fee borne by each fund in the Fund Complex is reduced by reference to the net assets of the Fund relative to the other funds in the Fund Complex. In addition, the attendance fees of each Independent Trustee of the funds/trusts are reduced proportionately, based on each respective fund's/trust's net assets, so that the aggregate per meeting fee for all meetings of the boards of trustees of the
funds/trusts held on a single day does not exceed $[    ] for any Independent
Trustee.

     The Board of Trustees of the Fund currently has [two] committees: an Audit Committee and a Nominating Committee.

     [The Audit Committee consists of [         ]. The Audit Committee acts
according to the Audit Committee charter. [        ] has been appointed as
Chairman of the Audit Committee. The Audit Committee is charged with recommending to the full board of trustees the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the full range of audit and non-audit fees; and preparing and submitting Committee minutes to the full board of trustees. With respect to the Fund, each member of the Audit Committee receives a pro rata portion of the [$5,000] annual compensation, based on the relative net assets of the Fund.

     The Nominating Committee consists of [      ]. The Nominating Committee
acts in accordance with the Nominating Committee charter. [      ] has been
appointed as Chairman of the Nominating Committee. The Nominating Committee recommends to the trustees those persons to be nominated for election as trustees by shareholders and selects and proposes nominees for election by trustees between shareholders' meetings. The Nominating Committee does not normally consider candidates proposed by shareholders for election as trustees. Members of the Nominating Committee serve without compensation.

     As the Fund is a newly organized closed-end investment company, no meetings of the above committees have been held in the current fiscal year.

CODES OF ETHICS

     The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. These codes prescribe general rules of conduct and set forth guidelines with respect to personal securities trading by access persons thereof. An access person as defined by the codes is: (1) any trustee, officer, general partner or advisory person of the Fund or the Adviser; (2) any director or officer of the Underwriter who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by a review officer as having access to current trading information.

     These codes of ethics can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the Securities and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

INVESTMENT ADVISER

     AIG Global Investment Group is located at 175 Water Street, New York, NY 10038, and is responsible for investment decisions for the Fund. AIG Global Investment Group was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc., and subsequently changed to its current name in 1995. AIG Global Investment Group is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of American International Group, Inc. AIG Global Investment Group is an affiliate of SunAmerica Asset Management Corp. As of June 30, 2002, AIGGIG and its affiliated asset managers had $293.1 billion in assets under management. AIG Global Investment Group manages third-party institutional, retail and private equity fund assets on a global basis.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Purchases and sale of bonds on a stock exchange are effected through brokers who charge a commission for their services.

     The primary consideration of the Adviser in effecting a security transaction is to seek the best execution of the order (best execution generally refers to the investment adviser's obligation to execute securities transactions for clients on terms that are the most favorable to the client under the circumstances). However, the Adviser may select broker-dealers that provide it with research services--analyses and reports concerning issuers, industries, securities, economic factors and trends--and may cause the Fund to pay such broker-dealers commissions which exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer (as authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended). Certain research services furnished by brokers may be useful to the Adviser with clients other than the Fund and may not be used in connection with the Fund. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit the Fund by improving the quality of the Adviser's investment advice. The investment advisory fees paid by the Fund are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information. Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of the Fund as a factor in the selection of brokers for transactions effected on behalf of the Fund, subject to the requirement of best price and execution.

     Although the objectives of other accounts or investment companies which the Adviser manages may differ from those of the Fund, it is possible that, at times, identical securities will be acceptable for purchase by the Fund and one or more other accounts or investment companies which the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of the Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

                              DESCRIPTION OF SHARES

COMMON SHARES

     The Fund shall hold annual meetings of shareholders as long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

PREFERRED SHARES

     Although the terms of any Preferred Shares issued by the Fund, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the board of trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) when it authorizes a Preferred Shares offering, the Fund currently expects that the preference on distributions, liquidation preference, voting rights and redemption provisions of any such Preferred Shares will likely be as stated in the Prospectus.

     If the board of trustees determines to proceed with an offering of Preferred Shares, the terms of the Preferred Shares may be the same as, or different from, the terms described in the Prospectus, subject to applicable law and the Fund's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of Common Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

OTHER SHARES

     The board of trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either Common Shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit. The Fund may, but is not required to, issue any other classes of shares, or series of shares, in addition to the Common Shares and the Preferred Shares.

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                           REPURCHASE OF COMMON SHARES

     The Fund is a closed-end management investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value per share, the Fund's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value per share in respect of Common Shares, which may include the repurchase of such shares in the open-market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

     Notwithstanding the foregoing, at any time when the Fund's Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least [200]% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

     Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's board of trustees would have to comply with the Securities Exchange Act of 1934, as amended, the Investment Company Act and the rules and regulations thereunder.

     Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board's present policy, which may be changed by the board, not to authorize repurchases of Common Shares or a tender offer for such shares if:
(1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the Investment Company Act;
(2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The board of trustees may in the future modify these conditions in light of experience.

     The repurchase by the Fund of its shares at prices below net asset value per share will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value per share will result in the Fund's shares trading at a price equal to their net asset value per share. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

     In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets, which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common

Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

     Before deciding whether to take any action if the Common Shares trade below net asset value, the Fund's board of trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the board of trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                   TAX MATTERS

     The following is a description of certain Federal income tax consequences to a shareholder of acquiring, holding and disposing of common stock of the Fund. The discussion reflects applicable tax laws of the United States as of the date of this Prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively.

     The Fund intends to elect to be treated and to qualify to be taxed as a regulated investment company under Subchapter M of the Code, and to satisfy conditions which will enable dividends on Common Shares or Preferred Shares which are attributable to interest on tax-exempt municipal securities to be exempt from Federal income tax in the hands of its shareholders, subject to the possible application of the Federal alternative minimum tax.

     In order to qualify as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to its shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

     As a regulated investment company, the Fund will not be subject to Federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes, among other items, dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions).

     If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate Federal income tax upon its taxable income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for Federal income tax purposes to the extent of the Fund's earnings and profits.

     The Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to Federal income tax on long-term capital gains,
(i) will be required to include in income for Federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their Federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For Federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of undistributed capital gains included in the gross income of the shareholder less the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

     Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     Distributions by the Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to shareholders as ordinary income (to the extent of the current or accumulated earning and profits of the Fund) and generally will not qualify for the dividends received deduction in the case of corporate shareholders. Distributions of taxable income in excess of earnings and profits are treated as a return of capital to the extent of (and in reduction of) the shareholders tax basis in his or her shares. Any excess over basis will be treated as gain from the sale of his or her shares. Net long-term capital gains realized by the Fund and distributed to shareholders in cash or additional shares will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Fund.

     The Fund intends to invest in sufficient tax-exempt municipal bonds to permit payment of "exempt-interest dividends" (as defined in the Code). Except as provided below, exempt-interest dividends paid to holders of Common Shares are not includable in the holder's gross income for Federal income tax purposes. The amount that the Fund may designate as a tax exempt dividend is generally limited to the Fund's earnings from tax exempt interest reduced by the Fund's expenses. For such purpose, any interest expense on borrowings or other leverage other than through the issuance of the Preferred Shares would be treated as an expense that would reduce the total amount that can be designated as exempt-interest dividends by the Fund. For such purposes, dividends paid on the Preferred Shares would not be treated as expenses, but the amount that the Fund designates as exempt interest dividends with respect to the Preferred Shares would be taken into account in determining the remaining amount that may be designated as exempt interest dividends on the Common Shares.

     The Fund is generally not an appropriate investment for retirement plans, other entities that are not subject to tax and foreign shareholders. The suitability of an investment in common shares will depend upon a comparison of the after-tax yield likely to be provided from the Fund with that from comparable tax-exempt investments not subject to the alternative minimum tax, and from comparable fully taxable investments, in light of each such investor's tax position.

     If the Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer the Fund's losses, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to holders of Common Shares.

     Prior to purchasing shares in the Fund, an investor should carefully consider the impact of dividends which are expected to be or have been declared, but not paid. Any dividend declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend.

     Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to holders of Common Shares of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the holder of Common Shares) on December 31.

     Federal income tax law imposes an alternative minimum tax with respect to both corporations and individuals based on certain items of tax preference. If the Fund receives income treated as tax preference items for purposes of the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from Federal income tax, will be taxable to holders of Common Shares to the extent that their tax liability is determined under the alternative minimum tax. Interest on certain "private activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund will seek to avoid investing in bonds for which the interest would be an item of tax preference. For corporations, alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on municipal bonds, and therefore all exempt-interest dividends received from the Fund, are included in calculating adjusted current earnings. The Fund will annually supply holders of Common Shares with reports indicating the amount and nature of all income distributed to them as well as the percentage of Fund income attributable to tax preference items subject to the alternative minimum tax.

     The Fund may derive ordinary income and/or capital gains from taxable investments. The Fund may also derive capital gains from appreciated positions in tax-exempt bonds or other investments. In addition, if the Fund acquires certain bonds (including certain tax exempt bonds) at a market price which is below the principal amount of the bond, then a portion of any subsequent gain on the sale of the bond will generally be characterized as ordinary income to the extent of the accrued market discount.

     To the extent that the Fund derives income or gains from "Duration Management and Other Management Techniques" described above, any income or gains from such transactions will be taxable income or gains that would result in taxable distributions to shareholders. These techniques include entering into options, futures contracts, interest rate swaps, repurchase agreements, Rate Locks and other hedging strategies.

     The Internal Revenue Service's position in a published revenue ruling indicates that the Fund is required to designate distributions paid with respect to its Common Shares and its Preferred Shares as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund will designate dividends paid as exempt-interest dividends in a manner that allocates such dividends between the holders of the Common Shares and the holders of Preferred Shares in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Capital gain dividends and ordinary income dividends will similarly be allocated between the two classes.

     Exempt-interest dividends are included in determining what portion, if any, of a person's Social Security and railroad retirement benefits will be includable in gross income subject to Federal income tax.

     Although exempt-interest dividends generally may be treated by holders of Common Shares as items of interest excluded from their gross income, each holder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain their exclusion if the shareholder would be treated as a "substantial user," or a "related person" of a substantial user, of the facilities financed with respect to any of the tax-exempt obligations held by the Fund.

     The sale or exchange of Common Shares normally will result in capital gain or loss to the holders of Common Shares who hold their shares as capital assets. Generally, a shareholder's gain or loss will be long-term capital gain or loss if the shares have been held for more than one year even though the increase in value in such Common Shares is attributable to tax-exempt interest income. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, long-term capital gains will be taxed at a maximum rate of 20% while short-term capital gains and other ordinary income will currently be taxed at a maximum rate of 38.6%.1 Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

     No loss will be allowed on the sale or exchange of Common Shares if the shareholder purchases other Common Shares of the Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire shares that are substantially identical to Common Shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after such sale or exchange. If

--------
(1) The Economic Growth and Tax Relief Reconciliation Act of 2001, effective for taxable years beginning after December 31, 2000, creates a new 10 percent income tax bracket and reduces the tax rates applicable to ordinary income over a six year phase-in period. Beginning in the taxable year 2006, ordinary income will be subject to a 35% maximum rate, with approximately proportionate reductions in the other ordinary rates.

disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Further, any losses realized on the sale or exchange of Common Shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such Common Shares and, if not disallowed, such losses will be treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as undistributed capital gains) with respect to such Common Shares.

     In order to avoid a 4% Federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year the sum of 98% of its taxable ordinary income for such year, at least 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and capital gain net income for the prior year that was not distributed during such year and on which the Fund paid no Federal income tax. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

     The Fund is required to withhold tax at a rate equal to the fourth lowest rate applicable (30%) to unmarried individuals on certain dividends and other payments paid to non-corporate shareholders who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder's Federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

     If you borrow money to buy Fund shares, you may not be permitted to deduct the interest on that loan. Under Federal income tax rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money. Holders are urged to consult their own tax advisers regarding the impact of an investment in Common Shares upon the deductibility of interest payable by the holder.

     The exemption from Federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. In some states, the portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of that state's securities and its political subdivisions and instrumentalities is exempt from that state's income tax. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income. Shareholders of the Fund are advised to consult with their own tax advisers about state and local tax matters. Corporations that are subject to state corporate franchise taxes will generally be taxed on dividends and distributions by the Fund under such franchise tax.

     The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and the Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Holders of Common Shares are advised to consult their own tax advisers for more detailed information concerning the Federal income taxation of the Fund and the income tax consequences to its holders of Common Shares.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

     Municipal bonds can provide tax-free income. Because the Fund expects that a portion of its investments will pay interest that is taxable under the Federal alternative minimum tax, the Fund may not be a suitable investment for shareholders that are subject to the Federal alternative minimum tax.

     The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds as categorized by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper, that the Fund believes to be generally accurate. In our sales materials, we may quote company rankings from Fortune Magazine and other national publications.

     Past performance is not indicative of future results. At the time common shareholders sell their shares, they may be worth more or less than their original investment.

                                     EXPERTS

     The Statement of Net Assets of the Fund as of [       ] appearing in this
Statement of Additional Information has been audited by PricewaterhouseCoopers LP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. PricewaterhouseCoopers LLP provides accounting and auditing services to the Fund.

                             ADDITIONAL INFORMATION

     A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the Securities and Exchange Commission (the "Commission"), Washington, D.C. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                          INDEPENDENT AUDITORS' REPORT

                           AIG GLOBAL INVESTMENT GROUP

                             MUNICIPAL INSURED FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                    [   ], 2002

     [INSERT STATEMENT OF ASSETS AND LIABILITIES]

                                   APPENDIX A

RATINGS OF INVESTMENTS

     Standard & Poor's Corporation--A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

     LONG-TERM DEBT

     An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.       Nature of and provisions of the obligation; and

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     INVESTMENT GRADE

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     SPECULATIVE GRADE RATING

     Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

     C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating "CI" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

     NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     MUNICIPAL NOTES

     An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note). Note rating symbols are as follows:

              SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

              SP-2  Satisfactory capacity to pay principal and interest.

              SP-3  Speculative capacity to pay principal and interest.

     A note rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

     COMMERCIAL PAPER

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

     Moody's Investors Service, Inc.-- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     MUNICIPAL BONDS

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con(...) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa to B in the public finance sectors. The modifier 1indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

     SHORT-TERM LOANS

     MIG 1/VMIG 1   This designation denotes best quality. There is present
                    strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3   This designation denotes favorable quality. All security
                    elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

     MIG 4/VMIG 4   This designation denotes adequate quality. Protection
                    commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     COMMERCIAL PAPER

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     -        Leading market positions in well-established industries.

     -        High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Fitch IBCA, Inc.--A brief description of the applicable Fitch IBCA, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

LONG-TERM CREDIT RATINGS

     INVESTMENT GRADE

     AAA HIGHEST CREDIT QUALITY. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exception ally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA VERY HIGH CREDIT QUALITY. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A HIGH CREDIT QUALITY. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB GOOD CREDIT QUALITY. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     SPECULATIVE GRADE

     BB SPECULATIVE. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B HIGHLY SPECULATIVE. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C       HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A
                      "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D   DEFAULT. The ratings of obligations in this category are
                      based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     SHORT-TERM CREDIT RATINGS

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D        DEFAULT. Denotes actual or imminent payment default.

NOTES:

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1".

     'NR' indicates that Fitch does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating alert: Ratings are placed on Rating alert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating alert is typically resolved over a relatively short period.

                                   APPENDIX B

                         TAXABLE EQUIVALENT YIELD TABLE

     The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the Fund with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

     [INSERT TABLE OF TAXABLE V. TAX-FREE YIELDS HERE]

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     1.   Financial Statements

          Included in Part A: not applicable

          Included in Part B: to be filed by amendment

     2.   Exhibits

          (a)  Declaration of Trust - to be filed by amendment

          (b)  By-laws - to be filed by amendment

          (c)  Not Applicable

          (d) Form of Specimen Certificate for Common Shares of Beneficial Interest - to be filed by amendment

          (e)  Form of Dividend Reinvestment Plan - to be filed by amendment

          (f)  Not Applicable

          (g)  Form of Investment Advisory Agreement - to be filed by amendment

          (h)  (i)   Form of Underwriting Agreement - to be filed by amendment

               (ii)  Form of Dealer Agreement - to be filed by amendment

          (i)  Not Applicable

          (j)  Form of Custody Agreement - to be filed by amendment

          (k)  (i)   Form of Administrative Services Agreement - to be filed by amendment

               (ii) Form of Transfer Agency Agreement - to be filed by amendment

               (iii) Form of Shareholder Services Agreement - to be filed by amendment

          (l)  (i)   Opinion and Consent of Dechert - to be filed by amendment

               (ii) Opinion and Consent of [Delaware counsel] - to be filed by amendment

          (m)  Not Applicable

          (n)  Consent of Independent Auditors - to be filed by amendment

          (o)  Not Applicable

          (p)  Form of Subscription Agreement - to be filed by amendment

          (q)  Not Applicable

          (r)  (i)   Code of Ethics of the Trust - to be filed by amendment

               (ii) Code of Ethics of the Investment Adviser - to be filed by amendment

ITEM 25.  MARKETING AGREEMENTS

     See the underwriting agreement which shall be filed by amendment.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION*

     The following table sets forth expenses incurred or estimated to be incurred in connection with the offering described in the Registration Statement.

Registration Fees.......................................................................$ *
NASD Fees...............................................................................$ *
NYSE Fees...............................................................................$ *
Trustee Fees............................................................................$ *
Printing Fees...........................................................................$ *
Legal Fees..............................................................................$ *
Accounting Fees.........................................................................$ *
Blue Sky Filing Fees....................................................................$ *

Transfer Agent Fees.....................................................................$ *
[Rating Agency Fees.........................................................not applicable]
State and Federal Taxes.................................................................$ *
Miscellaneous Fees and Expenses.........................................................$ *
         Total..........................................................................$ *

* To be filed by amendment

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Upon conclusion of the initial public offering of the Registrant's common shares of beneficial interest, it is anticipated that no person will control or be controlled by or under common control with the Registrant.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

     As of the date of the filing of this Registration Statement, the Trust had not issued any of its shares of beneficial interest.

ITEM 29.  INDEMNIFICATION

     Article 5.2 of the Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees for liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

     Information as to the directors and officers of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-18759) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) the Investment Adviser, (c) the Registrant's administrator, (d) its custodians and
(e) its transfer agent. The address of each is as follows:

     (a) AIG Global Investment Group Municipal Insured Fund
         175 Water Street
         New York, NY 10038

     (b) AIG Global Investment Corp.
         175 Water Street
         New York, NY 10038

     (c) [administrator information - to be provided in a subsequent amendment]

     (d) [custodian information - to be provided in a subsequent amendment]

     (e) [transfer agent information - to be provided in a subsequent amendment]

ITEM 32.  MANAGEMENT SERVICES

     Not Applicable

ITEM 33.  UNDERTAKINGS

1. Registrant undertakes to suspend the offering of the common shares of beneficial interest covered hereby until it amends its Prospectus contained herein if (i) subsequent to the effective date of this Registration Statement, its net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement, or
     (ii) its net asset value increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

2.   Not applicable

3.   Not applicable

4.   Not applicable

5. Registrant undertakes that: (a) for the purpose of determining any liability under the 1933 Act, the information omitted from the form of Prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and (b) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York the 31st day of October, 2002.

                                             AIG GLOBAL INVESTMENT GROUP
                                             MUNICIPAL INSURED FUND


                                              By:  /s/ Steven S. Drachman
                                                  ------------------------------
                                                   Steven S. Drachman, Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                  TITLE                      DATE
              ---------                  -----                      ----
                                  Trustee and President
/s/ Todd L. Spillane          (Principal Executive Officer)    October 31, 2002
-------------------------
Todd L. Spillane


                                   Trustee and Treasurer
/s/ Steven S. Drachman        (Principal Financial Officer     October 31, 2002
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Steven S. Drachman
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